UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21866
Pyxis Funds I (formerly, Highland Funds I)
(Exact name of registrant as specified in charter)
200 Crescent Court
Suite 700
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Pyxis Capital, L.P.
200 Crescent Court
Suite 700
Dallas, Texas 75201
(Name and address of agent for service)
registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: December 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Pyxis Funds I
Pyxis Long/Short Equity Fund
Pyxis Long/Short Healthcare Fund
Pyxis Floating Rate Opportunities Fund

Semi-Annual Report
December 31, 2011

Pyxis Funds I

Pyxis Long/Short Equity Fund
(Formerly Highland Long/Short Equity Fund)
Pyxis Long/Short Healthcare Fund
(Formerly Highland Long/Short Healthcare Fund)
Pyxis Floating Rate Opportunities Fund
(Formerly Highland Floating Rate Opportunities Fund)
TABLE OF CONTENTS

Fund Profiles	1
Financial Statements	4
Investment Portfolios	5
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	20
Statements of Cash Flows	26
Financial Highlights	29
Notes to Financial Statements	39
Additional Information	54
Disclosure of Fund Expenses	54
Approval of Investment Advisory Agreement	55
Important Information About This Report	58
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
Pyxis Long/Short Equity Fund
Objective
Pyxis Long/Short Equity Fund seeks consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.
Net Assets as of December 31, 2011
$596.4 million
Portfolio Data as of December 31, 2011
The information below provides a snapshot of Pyxis Long/Short Equity Fund at the end of the reporting period. Pyxis Long/Short Equity Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 12/31/11 (%)*	Long Exposure	Short Exposure	Net Exposure
Information Technology	32.3	(9.5)	22.8
Industrials	13.9	(3.1)	10.8
Consumer Discretionary	14.4	(6.9)	7.5
Energy	7.5	(2.7)	4.8
Financial	5.3	(2.8)	2.5
Healthcare	5.4	(3.5)	1.9
Consumer Staples	2.6	(0.8)	1.8
Materials	2.2	(2.8)	(0.6)
Other	0.0	(0.9)	(0.9)

Top 5 Holdings as of 12/31/11 (%)*
Long Securities		Short Securities
Apple, Inc.	6.2	Polaris Industries, Inc.	(1.8)
Equinox, Inc.	4.5	Digital Realty Trust, Inc., REIT	(1.8)
Pioneer Resources Co.	3.5	Hanesbrands, Inc.	(1.5)
Cognizant Technology Solutions Corp., Class A	3.5	Qualcomm, Inc.	(1.4)
DuPont Fabros Technology, Inc.	2.7	Infosys Ltd., SP ADR	(1.4)
The Fund’s investment activities involve a significant degree of risk such as short sales which theoretically involve unlimited loss potential. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.
Please refer to Note 13, Disclosure of Significant Risks and Contingencies, for more information.

*	Long and short securities are calculated as a percentage of total net assets, excluding cash invested in Registered Investment Companies.
Semi-Annual Report | 1

FUND PROFILE
Pyxis Long/Short Healthcare Fund
Objective
Pyxis Long/Short Healthcare Fund seeks long-term capital appreciation.
Net Assets as of December 31, 2011
$73.6 million
Portfolio Data as of December 31, 2011
The information below provides a snapshot of Pyxis Long/Short Healthcare Fund at the end of the reporting period. Pyxis Long/Short Healthcare Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 12/31/11 (%)*	Long Exposure	Short Exposure	Net Exposure
Healthcare:
Biotechnology	19.8	(3.3)	16.5
Managed Healthcare	18.4	(6.3)	12.1
Healthcare Facilities	14.6	(4.2)	10.4
Healthcare Equipment	15.8	(8.5)	7.3
Pharmaceuticals	9.2	(5.2)	4.0
Healthcare Supplies	2.4	0.0	2.4
Healthcare Services	4.2	(7.6)	(3.4)
Healthcare Technology	0.0	(7.1)	(7.1)
Life Sciences Tools & Services	4.1	(13.9)	(9.8)
Consumer Discretionary	3.5	0.0	3.5
Industrials	2.8	0.0	2.8
Consumer Staples	0.0	(4.0)	(4.0)
Financial	0.0	(4.4)	(4.4)

Top 5 Holdings as of 12/31/11 (%)*
Long Securities		Short Securities
ArthroCare Corp.	5.0	Zimmer Holdings, Inc.	(5.1)
WellPoint, Inc.	4.8	Walgreen Co.	(4.0)
HealthSouth Corp.	4.7	Mettler-Toledo International, Inc.	(4.0)
Humana, Inc.	4.3	Magellan Health Services, Inc.	(4.0)
NPS Pharmaceuticals, Inc.	3.8	DaVita, Inc.	(3.7)
The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.
The Fund’s performance largely depends on the healthcare industry and is susceptible to economic, political and regulatory risks.
Please refer to Note 13, Disclosure of Significant Risks and Contingencies, for more information.

*	Long and short securities are calculated as a percentage of total net assets, excluding cash invested in Registered Investment Companies.
2 | Semi-Annual Report

FUND PROFILE
Pyxis Floating Rate Opportunities Fund
Objective
Pyxis Floating Rate Opportunities Fund seeks to provide a high level of current income, consistent with preservation of capital.
Net Assets as of December 31, 2011
$582.1 million
Portfolio Data as of December 31, 2011
The information below provides a snapshot of Pyxis Floating Rate Opportunities Fund at the end of the reporting period. Pyxis Floating Rate Opportunities Fund is actively managed and the composition of its portfolio will change over time.
Floating rate loan investments present special financial risks. Defaults on the loans, nonpayment and prepayment of principal could affect the valuation of the portfolio’s holdings.
Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.
The Fund’s ability to invest in high-yield debt securities (or junk securities) generally subjects the Fund to greater risk. The use of leverage involves certain risks, such as greater volatility of the NAV of the fund’s shares and the nonpayment of dividends.
Quality Breakdown as of 12/31/11 (%)*

A	0.6
BBB	2.1
BB	18.6
B	52.6
CCC	12.7
D	0.1
Not Rated	13.3
Top 5 Sectors as of 12/31/11 (%)*

Broadcasting	20.3
Healthcare	12.6
Service	11.5
Financial	9.7
Retail	9.6
Top 10 Holdings as of 12/31/11 (%)*

Young Broadcasting Holding Co., Inc., Class A (Common Stock)	8.9
Broadstripe, LLC (Senior Loans)	6.9
CCS Medical, Inc. (Senior Loans)	4.1
US Airways Group, Inc. (Senior Loans)	3.5
Sabre, Inc. (Senior Loans)	3.4
Travelport, LLC (Senior Loans)	3.1
Texas Competitive Electric Holdings Co., LLC (Senior Loans)	3.1
Univision Communications, Inc. (Senior Loans)	2.8
Avaya, Inc. (Senior Loans)	2.3
Cengage Learning Acquisitions, Inc. (Senior Loans)	2.2
The Fund is non-diversified and may invest a larger portion of it’s assets in the securities of fewer issuers than if the Fund was diversified.
Please refer to Note 13, Disclosure of Significant Risks and Contingencies, for more information.

*	Quality is calculated as a percentage of total senior loans, asset-backed securities and corporate notes and bonds. Sectors and holdings are calculated as a percentage of total net assets, excluding cash invested in Registered Investment Companies. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the fund itself. Quality Ratings are subject to change.
Semi-Annual Report | 3

FINANCIAL STATEMENTS
December 31, 2011
A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses accrued by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency, excluding restricted cash, provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
4 | Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 68.2%

CONSUMER DISCRETIONARY - 11.7%

640,653	American Axle & Manufacturing Holdings, Inc. (a)	6,336,058
308,900	American Eagle Outfitters, Inc.	4,723,081
335,700	CBS Corp., Class B	9,110,898
36,600	Fossil, Inc. (a)	2,904,576
201,951	Genesco, Inc. (a)	12,468,455
641,427	Imax Corp. (Canada) (a)	11,757,357
267,023	Life Time Fitness, Inc. (a)(b)	12,483,325
38,600	Michael Kors Holdings, Ltd. (Hong Kong) (a)	1,051,850
75,000	Pier 1 Imports, Inc. (a)	1,044,750
291,757	Red Robin Gourmet Burgers, Inc. (a)	8,081,669

		69,962,019

CONSUMER STAPLES - 2.1
341,677	Hain Celestial Group, Inc. (a)	12,525,879

ENERGY - 6.1%
150,980	Anadarko Petroleum Corp.	11,524,303
802,344	Kodiak Oil & Gas Corp. (a)	7,622,268
191,438	Pioneer Natural Resources Co.	17,129,872

		36,276,443

FINANCIAL - 4.3%
551,741	DuPont Fabros Technology, Inc. REIT (b)	13,363,167
379,979	Hospitality Properties Trust REIT	8,731,917
128,510	Pacific Capital Bancorp (Canada) (a)(b)	3,629,123

		25,724,207

HEALTHCARE - 4.4%
163,600	Aetna, Inc.	6,902,284
84,249	Allergan, Inc.	7,392,007
235,362	PSS World Medical, Inc. (a)	5,693,407
106,000	Watson Pharmaceuticals, Inc. (a)	6,396,040

		26,383,738

INDUSTRIALS - 11.3%
632,522	AerCap Holdings (Netherlands) (a)	7,141,173
334,140	BE Aerospace, Inc. (a)	12,934,559
711,648	General Electric Co.	12,745,616
161,500	Kansas City Southern (a)	10,983,615
333,199	Pendrell Corp. (a)	852,990
273,813	Ritchie Bros Auctioneers, Inc. (Canada)	6,045,791
340,813	Robert Half International, Inc.	9,699,538
175,891	Verisk Analytics, Inc., Class A (a)	7,058,506

		67,461,788

INFORMATION TECHNOLOGY - 26.4%
213,325	ACI Worldwide, Inc. (a)	6,109,628
327,938	ADTRAN, Inc.	9,890,610
113,120	Alliance Data Systems Corp. (a)(b)	11,746,381
74,736	Apple, Inc. (a)	30,268,080
264,663	Cognizant Technology Solutions Corp., Class A (a)	17,020,478
213,982	Equinix, Inc. (a)	21,697,775
487,731	Intermolecular, Inc. (a)	4,184,732
31,527	Mastercard, Inc., Class A	11,753,896
6,100	Mentor Graphics Corp. (a)	82,716
280,720	MICROS Systems, Inc. (a)	13,075,938
643,846	NCR Corp. (a)	10,597,705
275,344	Rackspace Hosting, Inc. (a)	11,842,545
581,036	ServiceSource International, Inc. (a)(b)	9,116,455

		157,386,939

MATERIALS - 1.9%
718,087	iShares Gold Trust, ETF (a)	10,936,465

Contracts
Purchased Put Options (a) - 0.0%

OTHER - 0.0%
2,000	iShares Russell 2000 Index Fund, ETF Strike Price $69.00, Expiration 01/21/12	130,000

	Total Purchased Put Options (Cost $507,504)	130,000

Shares
Registered Investment Company - 18.4%
109,715,459	Federated Prime Obligations Fund	109,715,459

	Total Registered Investment Company (Cost $109,715,459)	109,715,459

Total Investments - 86.6%		516,502,937

(Cost of $510,407,057)

$236,317,367 in cash was segregated or on deposit with the brokers to cover investments sold short as of December 31, 2011 and is included in “Other Assets & Liabilities, Net”:

Short Sales - (26.9)%

CONSUMER DISCRETIONARY - (5.6)%
16,800	ANN, Inc. (c)	(416,304)
40,603	Buffalo Wild Wings, Inc. (c)	(2,741,109)
93,200	Chico’s FAS, Inc.	(1,038,248)
202,800	Cinemark Holdings, Inc.	(3,749,772)
238,857	General Motors Co. (c)	(4,841,631)
333,000	Hanesbrands, Inc. (c)	(7,279,380)
149,410	Jarden Corp.	(4,464,371)
159,554	Polaris Industries, Inc.	(8,931,833)

		(33,462,648)

CONSUMER STAPLES - (0.6)%
54,299	Whole Foods Market, Inc. (b)	(3,778,125)

ENERGY - (2.2)%
22,700	Apache Corp.	(2,056,166)
31,043	CARBO Ceramics, Inc.	(3,828,533)
77,724	SPDR S&P Oil & Gas Exploration & Production, ETF	(4,095,278)
69,100	Whiting Petroleum Corp. (c)	(3,226,279)

		(13,206,256)

See accompanying Notes to Financial Statements. | 5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Long/Short Equity Fund

Shares		Value ($)
Short Sales (continued)

FINANCIAL - (2.3)%
131,817	Digital Reality Trust, Inc. REIT	(8,788,239)
68,454	SPDR KBW Regional Banking, ETF	(1,670,962)
135,500	Waddell & Reed Financial, Inc., Class A	(3,356,335)

		(13,815,536)

HEALTHCARE - (2.8)%
130,208	Accretive Health, Inc. (c)	(2,992,180)
117,856	Covidien PLC (Ireland)	(5,304,699)
104,474	LifePoint Hospitals, Inc. (c)	(3,881,209)
27,413	Mettler-Toledo International, Inc. (c)	(4,049,174)
50,000	NuVasive, Inc. (c)	(629,500)

		(16,856,762)

INDUSTRIALS - (2.6)%
191,473	Air Lease Corp. (c)	(4,539,825)
42,500	Canadian Pacific Railway, Ltd. (Canada)	(2,875,975)
39,193	Polypore International Inc. (c)	(1,724,100)
64,252	TransDigm Group, Inc. (c)	(6,147,631)

		(15,287,531)

INFORMATION TECHNOLOGY - (7.8)%
41,900	Accenture Ltd., Class A	(2,230,337)
63,508	Altera Corp.	(2,356,147)
55,761	Check Point Software Technologies,Ltd. (Israel) (c)	(2,929,683)
177,084	Constant Contact, Inc. (c)	(4,110,120)
156,774	Diebold, Inc.	(4,714,194)
136,050	Infosys Ltd., SP ADR	(6,990,249)
146,938	Jabil Circuit, Inc.	(2,888,801)
21,500	MicroStrategy, Inc., Class A (c)	(2,328,880)
168,868	NVIDIA Corp. (c)	(2,340,510)
73,446	Open Text Corp. (Canada) (c)	(3,756,028)
128,765	Qualcomm, Inc.	(7,043,446)
86,900	Silicon Graphics International Corp. (c)	(995,874)
114,976	Synaptics, Inc. (c)	(3,466,526)

		(46,150,795)

MATERIALS - (2.3)%
43,600	Compass Minerals International, Inc.	(3,001,860)
366,956	Kronos Worldwide, Inc.	(6,619,886)
83,939	Scotts Miracle-Gro Co., Class A	(3,919,112)

		(13,540,858)

OTHER - (0.7)%
43,000	iShares Russell Midcap Index Fund, ETF	(4,232,060)

	Total Investments Sold Short (Proceeds $160,330,621)	(160,330,571)

Other Assets & Liabilities, Net - 40.3%		240,212,193

Net Assets - 100.0%		596,384,559

(a)	Non-income producing security.

(b)	Securities (or a portion of securities) on loan. As of December 31, 2011, the market value of securities loaned was $27,398,115. The loaned securities were secured with cash collateral of $28,159,905.

(c)	No dividend payable on security sold short.

PLC	Public Limited Company
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

	Number of
	Contracts	Premium
Outstanding, June 30, 2011	—	$—
Call Options Written	1,950	179,280
Put Options Written	6,800	600,765
Call Options Closed	(750)	(53,585)
Call Options Expired	(1,200)	(125,695)
Put Options Closed	(250)	(35,611)
Put Options Expired	(6,100)	(477,603)
Put Options Exercised	(450)	(87,551)

Outstanding, December 31, 2011	—	$—

6 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Long/Short Healthcare Fund

Principal ($)		Value ($)
US Senior Loans (a) - 1.1%

HEALTHCARE - 1.1%

Healthcare Services - 1.1%
400,000	CNS Response, Inc., Term Loan, 9.0%, 02/25/12 (b)	400,000

400,000	CNS Response, Inc., Term Loan, 9.0%, 11/11/13 (b)	400,000

		800,000

	Total US Senior Loans (Cost $800,000)	800,000

Shares
Common Stocks - 69.1%

CONSUMER DISCRETIONARY - 2.6%
335,137	Stewart Enterprises, Inc. Class A (c)	1,930,389

HEALTHCARE - 64.4%

Biotechnology - 14.6%
262,001	Achillion Pharmaceuticals, Inc. (c)(d)	1,996,448
10,000	Algeta ASA (Norway) (d)	256,369
250,000	Amarin Corp. PLC ADR (c)(d)	1,872,500
74,312	Anthera Pharmaceuticals, Inc. (c)(d)	456,276
11,763	Bavarian Nordic A/S (Denmark) (d)	78,895
43,370	Exact Sciences Corp. (c)(d)	352,164
186,363	Keryx Biopharmaceuticals, Inc. (c)(d)(e)	471,498
721,553	MediciNova, Inc. (b)(d)	1,241,071
359,380	Myrexis, Inc. (c)(d)	963,138
314,686	NPS Pharmaceuticals, Inc. (c)(d)	2,073,781
61,006	QLT, Inc. (Canada) (c)(d)	439,243
86,830	Raptor Pharmaceuticals Corp. (c)(d)	543,556

		10,744,939

Healthcare Equipment - 11.8%
86,324	ArthroCare Corp. (c)(d)	2,734,744
50,000	DexCom, Inc. (c)(d)	465,500
25,000	DiaSorin SpA (Italy)	632,521
1,068,076	Genesys Ventures IA, L.P. (b)(d)(f)	1,826,410
80,300	Natus Medical, Inc. (c)(d)	757,229
40,000	Thoratec Corp. (c)(d)(g)	1,342,400
40,000	Volcano Corp. (c)(d)	951,600

		8,710,404

Healthcare Facilities - 10.9%
100,000	Community Health Systems, Inc. (d)(g)	1,745,000
65,761	HCA Holdings, Inc. (d)	1,448,715
144,641	HealthSouth Corp. (c)(d)	2,555,806
63,000	Kindred Healthcare, Inc. (c)(d)	741,510
300,000	Tenet Healthcare Corp. (d)(g)	1,539,000

		8,030,031

Healthcare Services - 1.9%
680,950	CNS Response, Inc. (b)(d)	68,095
30,000	Express Scripts, Inc. (c)(d)	1,340,700

		1,408,795

Healthcare Supplies - 1.8%
115,607	Endologix, Inc. (c)(d)	1,327,168

Life Sciences Tools & Services - 3.1%
21,094	Bio-Rad Laboratories, Inc., Class A (d)	2,025,868
73,518	Complete Genomics, Inc. (c)(d)	215,408

		2,241,276

Shares
Managed Healthcare - 13.7%
42,386	CIGNA Corp. (c)	1,780,212
22,432	Coventry Health Care, Inc. (c)(d)	681,260
26,873	Humana, Inc. (c)	2,354,344
261,276	Metropolitan Health Networks, Inc. (c)(d)	1,951,732
54,000	Universal American Corp. (c)	686,340
39,938	WellPoint, Inc.	2,645,892

		10,099,780

Pharmaceuticals - 6.6%
43,954	Merck & Co., Inc. (c)	1,657,066
46,406	Questcor Pharmaceuticals, Inc. (d)	1,821,436
37,903	Sanofi ADR (c)	1,384,976

		4,863,478

		47,425,871

INDUSTRIALS - 2.1%
27,000	Pall Corp. (c)	1,543,050

	Total Common Stocks (Cost $51,221,949)	50,899,310

Contracts
Purchased Call Options - 0.0%

HEALTHCARE - 0.0%

Biotechnology - 0.0%
500	Amarin Corp., Stike Price $8.00, Expiration 01/21/12	22,500

	Total Purchased Call Options (Cost $68,750)	22,500

Units
Warrants - 0.7%

HEALTHCARE - 0.7%

Life Sciences Tools & Services - 0.1%
40,000	Pluristem Therapeutics, Inc., Expiration 01/27/16	36,400
30,000	pSivida Corp., Expiration 01/19/16	4,800

		41,200

Biotechnology - 0.2%
94,204	Discovery Laboratories, Inc., Expiration 02/16/16	57,464
94,204	Discovery Laboratories, Inc., Expiration 05/16/12	—
121,816	MediciNova, Inc., Expiration 03/24/16 (b)	66,999

		124,463

Pharmaceuticals - 0.2%
37,955	ADVENTRX Pharmaceuticals, Inc., Expiration 01/07/12	—
37,955	ADVENTRX Pharmaceuticals, Inc., Expiration 01/07/16	3,416
521,727	Neostem, Inc., Expiration 07/19/16	73,042
271,081	Threshold Pharmaceuticals, Inc., Expiration 03/11/16	108,432

		184,890

See accompanying Notes to Financial Statements. | 7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Long/Short Healthcare Fund

Units		Value ($)
Warrants (continued)

Healthcare Services - 0.2%
2,000,000	CNS Response, Inc., Expiration 02/25/18 (b)	60,000
2,000,000	CNS Response, Inc., Expiration 11/15/17 (b)	60,000

		120,000

	Total Warrants (Cost $0)	470,553

Shares
Registered Investment Company - 25.3%
18,616,128	Federated Prime Obligations Fund	18,616,128

	Total Registered Investment Company (Cost $18,616,128)	18,616,128

Total Investments - 96.2% (Cost of $70,706,827)		70,808,491

$33,395,963 in cash was segregated or on deposit with the brokers to cover instruments sold short as of December 31, 2011 and is included in “Other Assets & Liabilities, Net”:

Short Sales - (48.2)%

CONSUMER STAPLES - (3.0)%
66,968	Walgreen Co.	(2,213,962)

FINANCIAL - (3.3)%
50,700	Omega Healthcare Investors, Inc.	(981,045)
26,000	Ventas, Inc.	(1,433,380)

		(2,414,425)

HEALTHCARE - (41.9)%

Biotechnology - (2.4)%
26,879	Celgene Corp. (g)	(1,817,020)

Healthcare Equipment - (6.4)%
27,000	Medtronic, Inc.	(1,032,750)
20,000	Sirona Dental Systems, Inc. (g)	(880,800)
52,100	Zimmer Holdings, Inc. (g)	(2,783,182)

		(4,696,732)

Healthcare Facilities - (3.1)%
27,000	LifePoint Hospitals, Inc. (g)	(1,003,050)
99,823	Select Medical Holdings Corp. (g)	(846,499)
43,000	Vanguard Health Systems, Inc. (g)	(439,460)

		(2,289,009)

Healthcare Services - (5.7)%
26,976	DaVita, Inc. (g)	(2,045,051)
11,000	Mednax, Inc. (g)	(792,110)
23,520	Quest Diagnostics, Inc.	(1,365,571)

		(4,202,732)

Healthcare Technology - (5.3)%
50,000	Allscripts Healthcare Solutions, Inc. (g)	(947,000)
25,625	Cerner Corp. (g)	(1,569,531)
37,654	Quality Systems, Inc.	(1,392,821)

		(3,909,352)

Life Sciences Tools & Services - (10.4)%
20,000	Agilent Technologies, Inc. (g)	(698,600)
71,159	Bruker Corp. (g)	(883,795)
66,116	Luminex Corp. (g)	(1,403,643)
14,851	Mettler-Toledo International, Inc. (g)	(2,193,641)
44,475	PerkinElmer, Inc.	(889,500)
35,000	Thermo Fisher Scientific, Inc. (g)	(1,573,950)

		(7,643,129)

Managed Healthcare -(4.7)%
43,999	Magellan Health Services, Inc. (g)	(2,176,631)
57,195	Molina Healthcare, Inc. (g)	(1,277,164)

		(3,453,795)

Pharmaceuticals - (3.9)%
57,689	Viropharma, Inc. (g)	(1,580,102)
130,117	Vivus, Inc. (g)	(1,268,641)

		(2,848,743)

		(30,860,512)

	Total Investments Sold Short (Proceeds $35,619,548)	(35,488,899)

Other Assets & Liabilities, Net - 52.0%		38,302,473

Net Assets - 100.0%		73,622,065

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2011. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Affiliated issuer. Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Assets with a total aggregate market value of $4,122,575, or 5.6% of net assets, were affiliated with the Fund as of December 31, 2011.

(c)	All or part of this security is pledged as collateral for short sales.

(d)	Non-income producing security.

(e)	Securities (or a portion of securities) on loan. As of December 31, 2011, the market value of securities loaned was $256,448. The loaned securities were secured with cash collateral of $253,408. See Note 8.
8 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Long/Short Healthcare Fund

(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $1,826,410, or 2.5% of net assets, were valued under the Fund’s valuation procedures as of December 31, 2011.

(g)	No dividend payable on security sold short.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Financial Statements. | 9

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2011	Pyxis Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 91.1%

AEROSPACE - 7.9%
	Delta Air Lines, Inc.
1,975,000	New Term Loan, 4.25%, 03/07/16	1,846,625
9,950,000	Term Loan, 5.50%, 04/20/17	9,447,525
6,585,172	Term Loan Equipment Notes, 4.08%, 09/29/12	6,321,765
	Hawker Beechcraft Acquisition Co., LLC
2,082,411	Series A New Term Loan, 10.50%, 03/26/14	1,663,847
	TransDigm, Inc.
7,142,962	First Lien Term Loan, 4.00%, 02/14/17 (b)	7,103,354
	US Airways Group, Inc.
22,471,212	Term Loan, 2.80%, 03/21/14	19,572,426

		45,955,542

BROADCASTING - 4.8%
	ComCorp Broadcasting, Inc.
543,270	Revolving Loan, 9.00%, 10/03/12 (c) (d)	512,793
5,434,966	Term Loan, 9.00%, 04/03/13 (c) (d)	5,130,064
	TWCC Holding Corp.
7,067,605	Term Loan, 4.25%, 02/11/17	7,062,092
	Univision Communications, Inc.
17,228,886	Extended First-Lien Term Loan, 4.55%, 03/31/17	15,389,099

		28,094,048

CABLE/WIRELESS VIDEO - 8.8%
	Broadstripe, LLC
9,735,785	DIP Revolver, 7.25% (d) (e)	9,732,864
94,111,487	First Lien Term Loan, (d) (f)	38,453,953
2,856,406	Revolver (d) (f)	1,167,127
	WideOpenWest Finance, LLC
1,810,978	Series A New Term Loan, 6.77%, 06/30/14	1,744,570

		51,098,514

CHEMICALS - 2.7%
	Polyone Corp.
1,000,000	Term Loan, 5.00%, 11/01/17	1,002,805
	W.R. Grace & Co.
3,885,262	5 Year Revolver (f)	7,253,785
3,885,262	Revolving Credit Loan (f)	7,253,785

		15,510,375

DIVERSIFIED MEDIA - 3.7%
	AMC Networks Inc.
4,975,000	Term Loan B, 4.00%, 12/31/18	4,915,947
	Cengage Learning Acquisitions, Inc.
14,129,697	Term Loan, 2.55%, 07/03/14	12,072,978
	Cydcor, Inc.
3,555,598	First Lien Tranche B Term Loan, 9.00%, 02/05/13	3,537,820
	Endurance Business Media, Inc.
3,014,034	Term Loan, 6.50%, 12/14/14	904,210

		21,430,955

ENERGY - 0.3%
	Alon USA Energy, Inc.
190,614	Edington Facility, 2.73%, 08/05/13	179,994
1,524,910	Paramount Facility, 2.70%, 08/05/13	1,439,949

		1,619,943

FINANCIAL - 1.1%
	Nuveen Investments, Inc.
1,689,280	Non-Extended First Lien Term Loan, 3.51%, 11/13/14	1,618,550
4,500,000	Second Lien Term Loan, 12.50%, 07/31/15 (g)	4,673,250

		6,291,800

FOOD AND DRUG - 0.5%
	Rite Aid Corp.
3,401,707	Tranche 5 Term Loan, 4.50%, 03/03/18	3,250,331

FOOD/TOBACCO - 5.0%
	Burger King Corp.
3,590,625	Tranche B Term Loan, 4.50%, 10/19/16	3,534,198
	Dean Foods Co.
1,979,900	Extended Tranche B Term Loan, 3.58%, 04/02/16	1,918,295
1,979,900	Extended Tranche B Term Loan, 3.59%, 04/02/17	1,927,432
	DS Waters of America, Inc.
5,366,667	Term Loan, 2.55%, 10/29/12	5,058,083
	DSW Holdings, Inc.
8,000,000	Term Loan, 4.30%, 03/02/12	7,480,000
	NPC International, Inc.
500,000	Term Loan, 6.75%, 12/28/18	501,875
	OSI Restaurant Partners, LLC
723,477	Pre-Funded RC Term Loan, 0.36%, 06/14/13	686,005
7,338,955	Term Loan, 2.74%, 06/14/14	6,958,834
	WM. Bolthouse Farms, Inc.
1,000,000	Second Lien Term Loan, 9.50%, 08/11/16	997,810

		29,062,532

FOREST PRODUCTS/CONTAINERS - 0.2%
	NewPage Corp.
1,000,000	Term Loan DIP, 8.00%, 03/08/13	1,008,750

GAMING/LEISURE - 3.0%
	Ginn LA Conduit Lender, Inc.
23,243,312	First Lien Tranche A Credit-Linked Deposit (f)	1,685,140
10 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

GAMING/LEISURE (continued)
49,819,311	First Lien Tranche B Term Loan (f)	3,611,900
7,000,000	Second Lien Term Loan (f)	—
	LLV Holdco, LLC
8,305,010	Exit Revolving Loan, 13.50%, 12/31/12 (c) (e) (g)	8,221,960
688,050	Senior Secured Facility, 15.00%, 04/30/12 (c) (d) (e) (g)	681,169
	Nevada Land Group, LLC
943,293	First Lien Initial Loan, 7.80%, 11/10/13	948,010
1,775,259	Second Lien Initial Loan, 10.00%, 11/12/13 (g)	1,526,723
	Tamarack Resort, LLC
613,197	Term Loan (f)	521,217
	WAICCS Las Vegas 3, LLC
18,000,000	Second Lien Term Loan (f)	90,000

		17,286,119

HEALTHCARE - 9.3%
	CCS Medical, Inc.
30,589,019	First Lien Term Loan, 8.25%, 03/31/15 (c)	23,056,473
664,605	Second Lien Term Loan, 3.25%, 03/31/16 (c)	—
11,217,130	Second Lien Term Loan, 3.00%, 03/31/16 (c)	6,758,321
	CHS/ Community Health Systems, Inc.
184,190	Non-Extended Delayed Draw Term Loan, 2.55%, 07/25/14	178,920
2,798,275	Non-Extended Term Loan, 2.76%, 07/25/14	2,718,216
	Emergency Medical Services Corp.
5,955,000	Initial Term Loan, 5.25%, 05/25/18	5,813,569
	Graceway Pharmaceuticals, LLC
13,248,997	Mezzanine Loan (f)	59,085
	HCA, Inc.
5,786,773	Tranche B-3 Term Loan, 3.55%, 05/01/18	5,495,264
	Health Management Associates, Inc.
5,000,000	Term Loan B, 4.50%, 11/16/18	4,985,225
	Kinetic Concepts, Inc.
2,000,000	Dollar Term B-1 Loan, 7.00%, 05/04/18	2,020,750
	Physiotherapy Associates, Inc./ Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 12.00%, 12/31/13	1,237,500
	Universal Health Services, Inc.
1,978,305	Tranche B Term Loan, 3.75%, 11/15/16	1,977,237

		54,300,560

HOUSING - 1.5%
	EH/Transeastern, LLC/TE TOUSA
8,000,000	Term Loan (d) (f)	8,000,000
	Las Vegas Land Holdings, LLC
487,221	Term Loan, 2.58%, 03/31/16	409,266
	LBREP/L-Suncal Master I, LLC
8,509,077	First Lien Term Loan (f)	646,690

		9,055,956

INFORMATION TECHNOLOGY - 8.2%
	Avaya, Inc.
14,078,102	Term B-3 Loan, 5.01%, 10/26/17	12,863,865
	Commscope, Inc.
5,071,675	Term Loan, 5.00%, 01/14/18	5,046,317
	Dealer Computer Services, Inc.
2,416,071	Tranche B Term Loan, 3.75%, 04/21/18	2,410,031
	Infor Enterprise Solutions Holdings, Inc.
3,015,148	First Lien Extended Delayed Draw Term Loan, 6.05%, 07/28/15	2,849,315
5,871,318	First Lien Extended Initial U.S. Term Loan, 6.05%, 07/28/15	5,548,396
	Kronos, Inc.
8,600,000	Second Lien Tranche B-1 Term Loan, 10.58%, 06/11/18	8,535,500
	Sophia L.P (fka Datatel, Inc.)
4,000,000	Initial Term Loan, 12/13/18 (b)	4,006,260
	Verint Systems, Inc.
1,990,000	Term Loan, 4.50%, 10/27/17	1,975,075
	Vertafore, Inc.
4,905,482	First Lien Term Loan, 5.25%, 07/29/16	4,812,278

		48,047,037

MANUFACTURING - 3.5%
	Goodman Global, Inc.
8,102,916	First Lien Initial Term Loan, 5.75%, 10/28/16	8,119,648
	Sensata Technology BV/Sensata Technology Finance Company, LLC
5,032,722	Term Loan, 4.00%, 05/12/18	4,991,832
	Terex Corp.
997,500	U.S. Term Loan, 5.50%, 04/28/17	1,004,981
1,995,000	U.S. Term Loan, 5.50%, 07/21/17 (b)	2,009,962
	Tomkins, LLC/Tomkins, Inc.
4,163,383	Term B-1 Loan, 4.25%, 09/29/16	4,157,325

		20,283,748

MEDIA/TELECOMMUNICATIONS - 1.6%
	Cumulus Media Holdings, Inc.
6,000,000	First Lien Term Loan, 5.75%, 09/16/18	5,896,080
	Lin Television Corp.
1,500,000	5.00%, 12/21/18 (b)	1,498,125
	Raycom TV Broadcasting, LLC
2,238,750	Tranche B Term Loan, 4.50%, 05/31/17	2,149,200

		9,543,405

RETAIL - 8.2%
	Academy, Ltd.
1,000,000	Initial Term Loan, 6.00%, 08/03/18	992,220
	Burlington Coat Factory Warehouse Corp.
8,011,125	Term B Loan, 6.25%, 02/23/17	7,882,987
	Guitar Center, Inc.
9,385,852	Extended Term Loan, 5.83%, 04/09/17	8,273,629
See accompanying Notes to Financial Statements. | 11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

RETAIL (continued)
	Gymboree Corp.
4,405,500	Term Loan, 5.00%, 02/23/18	3,933,561
	J. Crew Group, Inc.
6,865,500	Term Loan, 4.75%, 03/07/18	6,465,825
	Michaels Stores, Inc.
7,793,969	B-2 Term Loan, 5.01%, 07/31/16	7,679,008
	Spirit Finance Corp.
7,870,573	Term Loan C, 3.43%, 08/01/13	7,236,047
	The Neiman Marcus Group, Inc.
5,500,000	Term Loan, 4.75%, 05/16/18	5,314,375

		47,777,652

SERVICE - 9.0%
	First Data Corp.
7,500,000	2018 Dollar Term Loan, 4.29%, 03/26/18	6,302,063
10,553,619	Non-Extending B-1 Term Loan, 3.04%, 09/24/14	9,603,846
	Sabre, Inc.
23,042,023	Initial Term Loan, 2.33%, 09/30/14	19,131,216
	Travelport, LLC
21,000,000	Tranche S Term Loan, 5.08%, 08/21/15	17,587,500

		52,624,625

TELECOMMUNICATIONS - 5.6%
	Digicel International Finance, Ltd.
200,096	Tranche A-T&T, 3.13%, 09/30/12	199,596
	Fairpoint Communications, Inc.
11,243,303	Term Loan, 6.50%, 01/22/16	8,995,767
	Knowledgepoint360 Group, LLC
2,000,000	Second Lien Term Loan, 7.47%, 04/13/15	1,600,000
	Level 3 Financing, Inc.
5,602,071	Tranche A Term Loan, 2.65%, 03/13/14	5,371,882
1,000,000	Tranche B III Term Loan, 5.75%, 09/01/18	988,500
	MetroPCS Wireless, Inc.
7,905,154	Tranche B-3 Term Loan, 4.06%, 03/19/18	7,699,620
	Syniverse Holdings, Inc.
3,168,000	Term Loan, 5.25%, 12/21/17	3,173,291
	U.S. Telepacific Corp.
4,817,375	Term Loan Advance, 5.75%, 02/23/17	4,480,159

		32,508,815

TRANSPORTATION — AUTOMOTIVE - 3.1%
	Allison Transmission, Inc.
4,831,495	Term Loan, 2.78%, 08/07/14	4,720,105
	Delphi Corp.
3,855,611	Tranche B Term Loan, 3.50%, 03/31/17	3,849,982
	Federal-Mogul Corp.
4,841,908	Tranche B Term Loan, 2.21%, 12/29/14	4,493,145
2,613,935	Tranche C Term Loan, 2.22%, 12/28/15	2,425,653
	Key Safety Systems, Inc.
2,554,723	First Lien Term Loan, 2.54%, 03/08/14	2,411,020

		17,899,905

TRANSPORTATION — LAND TRANSPORTATION - 0.0%
	JHT Holdings, Inc
22,678	Second Lien Term Loan, 12.50%, 06/30/14 (d)	10,949

UTILITY - 3.1%
	GBGH, LLC
3,171,806	First Lien Term Loan (d) (f)	269,604
	Mach Gen, LLC
275,103	First Lien Synthetic Letter of Credit Loan, 2.58%, 02/22/13	258,597
	Texas Competitive Electric Holdings Co., LLC
27,305,782	2017 Term Loan Extending, 4.78%, 10/10/17	17,358,695

		17,886,896

	Total US Senior Loans (Cost $753,240,892)	530,548,457

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 17.6%

AUSTRIA - 0.5%
EUR
	Sacher Funding Ltd.
18,998,188	Euro Term Loan (f)	3,192,422

CANADA - 2.0%
USD
	CCS, Inc.
12,244,930	Term Loan, 3.30%, 11/14/14	11,362,315

FRANCE - 0.2%
EUR
	Vivarte
1,544,388	Acquisition/Capex Facility, 3.20%, 03/08/16	1,358,279

GERMANY - 0.1%
EUR
	Schieder Mobel Holding, GmbH
720,883	Delayed Draw Term Loan (d) (f)	536,500

IRELAND - 0.9%
USD
	SSI Investments II Ltd.
5,381,124	Term Loan, 6.50%, 05/26/17	5,354,219

12 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Floating Rate Opportunities Fund

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)

NETHERLANDS - 0.1%
USD
	Harko C.V.
500,000	Term B Dollar Loan, 5.75%, 08/02/17	497,500

SPAIN - 2.1%
EUR
	Grupo Gasmedi, S.L.
4,833,333	Second Lien Tranche E Term Loan, 6.23%, 02/11/16	5,333,212
2,775,397	Tranche B Term Loan, 3.98%, 08/11/14	3,458,753
2,775,397	Tranche C Term Loan, 4.48%, 08/11/15	3,458,753

		12,250,718

UNITED KINGDOM - 3.8%
EUR
	Ineos Holdings Ltd.
7,948,966	Term B1 Facility, 7.50%, 12/16/13	10,393,257
8,777,642	Term C1 Facility, 8.00%, 12/16/14	11,533,723

		21,926,980

UNITED KINGDOM - 6.0%
GBP
	All3Media Intermediate Ltd.
1,377,996	Facility B1, 2.86%, 08/31/14	1,993,421
6,866,344	Facility C1, 3.74%, 08/31/15	9,986,269
6,000,000	Facility D, 5.61%, 02/29/16	8,345,506
5,959,186	Mezzanine Loan, PIK, 9.86%, 08/31/16	8,149,819
	Henson No. 4 Ltd.
2,757,029	Facility B, 5.24%, 01/24/14	2,195,905
2,757,029	Facility C, 5.74%, 01/26/15	2,217,328
	United Biscuits Holdco Ltd.
1,241,691	Facility B1, 3.27%, 12/15/14	1,822,504

		34,710,752

UNITED KINGDOM - 1.2%
USD
	All3Media Intermediate Ltd.
7,757,763	Facility B1, 2.38%, 08/31/14	7,285,835

UNITED STATES - 0.7%
GBP
	Knowledgepoint360 Group, LLC
2,861,967	First Lien U.K. Term Loan, 4.26%, 04/13/14 (d)	3,982,983

	Total Foreign Denominated or Domiciled Senior Loans (Cost $139,590,856)	102,458,503

US Asset-Backed Securities (h) - 7.7%
	ABCLO, Ltd.
2,000,000	Series 2007-1A, Class C, 2.25%, 04/15/21 (i)	1,327,856
	ACA CLO, Ltd.
4,800,000	Series 2006-2A, Class B, 1.13%, 01/20/21 (i)	3,312,000
2,000,000	Series 2007-1A, Class D, 2.75%, 06/15/22 (i)	1,180,000
	ACAS CLO, Ltd.
1,500,000	Series 2007-1A, Class D, 4.66%, 04/20/21 (i)	888,150
	Apidos CDO
1,000,000	Series 2007-5A, Class C, 1.85%, 04/15/21 (i)	563,700
3,000,000	Series 2007-CA, Class B, 1.25%, 05/14/20 (i)	2,042,250
	Babson CLO, Ltd.
2,000,000	Series 2007-1A, Class C, 1.65%, 01/18/21 (i)	1,229,100
2,000,000	Series 2007-2A, Class D, 2.10%, 04/15/21 (i)	1,300,000
1,000,000	Series 2007-2A, Class E, 4.05%, 04/15/21	600,000
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 1.96%, 03/17/21 (i)	627,562
1,000,000	Series 2007-3A, Class E, 4.11%, 03/17/21 (i)	554,500
	Cent CDO, Ltd.
1,000,000	Series 2007-14A, Class D, 1.70%, 04/15/21 (i)	607,176
3,000,000	Series 2007-15A, Class C, 2.79%, 03/11/21 (i)	1,909,080
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007- 1A, Class D, 1.81%, 05/16/19 (i)	1,275,542
	Commercial Industrial Finance Corp.
962,970	Series 2006-2A, Class B2L, 4.53%, 03/01/21 (i)	564,204
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 2.80%, 07/15/21 (i)	1,463,000
	Goldman Sachs Asset Management CLO, PLC,
2,000,000	Series 2007-1A, Class D, 3.18%, 08/01/22 (i)	1,310,000
1,695,322	Series 2007-1A, Class E, 5.43%, 08/01/22 (i)	1,076,529
	Greywolf CLO, Ltd.
814,466	Series 2007-1A, Class E, 4.42%, 02/18/21 (i)	541,620
	GSC Partners CDO Fund, Ltd.,
2,000,000	Series 2007-8A, Class C, 1.88%, 04/17/21 (i)	1,119,920
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.96%, 06/17/21 (i)	630,000
	ING Investment Management
1,000,000	Series 2006-3A, Class C, 1.85%, 12/13/20 (i)	666,000
6,000,000	Series 2007-5A, Class B, 1.53%, 05/01/22 (i)	4,083,000
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class E, 3.91%, 01/20/21 (i)	590,000
See accompanying Notes to Financial Statements. | 13

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Asset-Backed Securities (continued)
	Landmark CDO
1,000,000	Series 2007-9A, Class E, 3.90%, 04/15/21 (i)	599,300
	Madison Park Funding I, Ltd.
3,000,000	Series 2007-5A, Class C, 1.96%, 02/26/21 (i)	1,855,050
1,000,000	Series 2007-5A, Class D, 4.01%, 02/26/21 (i)	608,060
	Navigator CDO, Ltd.
835,038	Series 2006-2A, Class D, 4.06%, 09/20/20 (i)	485,963
	Ocean Trails CLO
2,500,000	Series 2007-2A, Class C, 2.75%, 06/27/22 (i)	1,500,000
1,622,089	Series 2007-2A, Class D, 4.90%, 06/27/22 (i)	892,149
	PPM Grayhawk CLO, Ltd.
1,653,468	Series 2007-1A, Class D, 4.00%, 04/18/21 (i)	991,403
	Primus CLO, Ltd.
1,889,756	Series 2007-2A, Class E, 5.15%, 07/15/21 (i)	968,500
	Stanfield Daytona CLO, Ltd.
2,000,000	Series 2007-1A, Class B1L, 1.77%, 04/27/21 (i)	1,325,000
	Stanfield McLaren CLO, Ltd.
3,000,000	Series 2007-1A, Class B1L, 2.91%, 02/27/21 (i)	2,047,800
951,289	Series 2007-1A, Class B2L, 5.01%, 02/27/21 (i)	613,581
	Stone Tower CLO, Ltd.
6,000,000	Series 2007-6A, Class C, 1.75%, 04/17/21 (i)	3,540,000

	Total US Asset-Backed Securities (Cost $50,557,560)	44,887,995

Corporate Notes and Bonds - 7.3%

CHEMICALS - 2.4%
	Lyondell Chemical Co.
1,996,396	11.00%, 05/01/18	2,191,045
	Polyone Corp.
5,000,000	7.38%, 09/15/20	5,175,000
	TPC Group LLC
6,570,000	8.25%, 10/01/17	6,602,850

		13,968,895

CONSUMER NON-DURABLES - 0.4%
	Solo Cup Co.
2,000,000	10.50%, 11/01/13	2,040,000

DIVERSIFIED MEDIA - 0.1%
	AMC Networks, Inc.
250,000	7.75%, 07/15/21 (i)	273,125

ENERGY - 0.8%
	Calumet Specialty Products Partners LP
2,250,000	9.38%, 05/01/19 (i)	2,171,250
	Venoco, Inc.
3,000,000	8.88%, 02/15/19 (i)	2,715,000

		4,886,250

FOREST PRODUCTS/CONTAINERS - 0.8%
	Appleton Papers, Inc.
4,900,000	10.50%, 06/15/15 (i)	4,857,125

HEALTHCARE - 0.5%
	Health Management Associates, Inc.
3,000,000	7.38%, 01/15/20 (i)	3,127,500

MANUFACTURING - 0.1%
	Sealed Air Corp.
250,000	8.13%, 09/15/19 (i)	275,000
250,000	8.38%, 09/15/21 (i)	277,500

		552,500

RETAIL - 0.0%
	Academy, Ltd.
250,000	9.25%, 08/01/19 (i)	248,125

TRANSPORTATION - 0.7%
	Dana Holding Corp.
2,000,000	6.50%, 02/15/19	2,030,000
1,700,000	6.75%, 02/15/21	1,751,000

		3,781,000

TRANSPORTATION - AUTOMOTIVE - 0.5%
	Visteon Corp.
3,000,000	6.75%, 04/15/19 (i)	3,007,500

UTILITY - 1.0%
	Calpine Corp.
3,000,000	7.25%, 10/15/17 (i)	3,165,000
	Texas Competitive Electric Holdings Co. LLC
3,000,000	11.50%, 10/01/20 (i)	2,561,250

		5,726,250

	Total Corporate Notes and Bonds (Cost $42,712,669)	42,468,270

Claims (d) (j) - 0.0%

OTHER - 0.0%
425,602	Hillcrest IV	—

	Total Claims (Cost $425,602)	—

Shares
Common Stocks (j) - 13.0%

AEROSPACE - 0.0%
10,973	Delta Air Lines, Inc.	88,772

BROADCASTING - 8.5%
304,726	Communications Corp. of America (c) (d)	—
17,438	Young Broadcasting Holding Co., Inc., Class A (c)	49,698,300

		49,698,300

14 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Floating Rate Opportunities Fund

Shares		Value ($)
Common Stocks (continued)

CHEMICALS - 0.0%
123,850	Panda Hereford Ethanol, LP (d)	95,365

DIVERSIFIED MEDIA - 1.9%
	Endurance Business Media, Inc.,
4,921	Class A	54,133
	Metro-Goldwyn-Mayer, Inc.,
501,736	Class A	10,870,863

		10,924,996

ENERGY - 0.4%
1,118,286	Value Creation, Inc.	2,376,358

GAMING/LEISURE - 0.8%
44	LLV Holdco, LLC (c) (d)	—
	LLV Holdco, LLC - Series A
34,512	Membership Interest (c) (d)	3,412,193
	LLV Holdco, LLC - Series B
436	Membership Interest (c) (d)	43,073
8	Nevada Land Group, LLC (d)	902,456

		4,357,722

HEALTHCARE - 0.2%
207,031	CCS Medical, Inc. (c)	828,124

HOUSING - 0.8%
1,425,600	CCD Equity Partners, LLC	3,824,698
5,000,000	KAG Property LLC	525,000
880,996	Las Vegas Land Holdings, LLC	242,274

		4,591,972

METALS/MINERALS - 0.3%
5,176	Euramax International, Inc.	1,533,390

TELECOMMUNICATIONS - 0.1%
180,540	Fairpoint Communications, Inc.	781,738

TRANSPORTATION - LAND TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc. (d)	—

UTILITY - 0.0%
286,159	Entegra TC, LLC	107,310
6,356	GBGH, LLC (d)	—

		107,310

	Total Common Stocks (Cost $396,751,457)	75,384,047

Units
Warrants (j) - 0.0%

BROADCASTING - 0.0%
759,904	Cerberus Bawag Investors (Sacher Warrants), expires 05/14/14 (d)	—
1,834	LLV Holdco, LLC - Series C Membership Interest, expires 07/15/15 (c) (d)	—
2,522	LLV Holdco, LLC - Series D Membership Interest, expires 07/15/15 (c) (d)	—
2,819	LLV Holdco, LLC - Series E Membership Interest, expires 07/15/15 (c) (d)	—
3,172	LLV Holdco, LLC - Series F Membership Interest, expires 07/15/15 (c) (d)	—
3,594	LLV Holdco, LLC - Series G Membership Interest, expires 07/15/15 (c) (d)	—
14	Young Broadcasting Holding Co., Inc., expires 12/24/24 (c)	39,900

		39,900

FINANCIAL - 0.0%

	Sacher Funding Ltd.
126,783	Jr. PIK Notes (d)	—

	Total Warrants (Cost $29,303)	39,900

OTHER (j) (k) - 0.5%
	Wind Telecomunicazione S.P.A.
3,791,858	Trade Claim Facility 3692 (f)	2,805,975

	Total Other (Cost $3,871,818)	2,805,975

Shares
Registered Investment Company - 4.1%
23,710,453	Federated Prime Obligations Fund	23,710,453

	Total Registered Investment Company (Cost $23,710,453)	23,710,453

Total Investments - 141.3%		822,303,600

(Cost of $1,410,890,610)

Other Assets & Liabilities, Net - (41.3)%		(240,166,302)

Net Assets - 100.0%		582,137,298

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Pyxis Floating Rate Opportunities Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2011. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
See accompanying Notes to Financial Statements. | 15

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2011	Pyxis Floating Rate Opportunities Fund

(c)	Affiliated issuer. Assets with a total aggregate market value of $98,382,370 or 16.9% of net assets,were affiliated with the Fund as of December 31, 2011. See Note 11.

(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $72,931,093, or 12.5% of net assets, were fair valued as under the Fund’s valuation procedures of December 31, 2011.

(e)	Senior Loan has additional unfunded loan commitment. See Note 10.

(f)	The issuer is, or in danger of being, in default of its payment obligation. Income is not being accrued.

(g)	Fixed rate senior loan.

(h)	Floating rate asset. The interest rate shown reflects the rate in effect at December 31, 2011.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2011, these securities amounted to $66,966,370 or 11.5% of net assets.

(j)	Non-income producing security.

(k)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great Britain Pound
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CSF	Credit Suisse First Boston
DIP	Debtor-in-Possession
PIK	Payment-in-Kind
PNC	PNC Financial Services
Forward foreign currency contracts outstanding as of December 31, 2011 were as follows:

			Principal		Net
Contracts			Amount		Unrealized
to Buy or		Counter	Covered by	Expi-	Appreciation/
to Sell	Currency	-party	Contracts	ration	(Depreciation)*

Sell	EUR	PNC	24,654,000	02/06/12	3,128,825
Sell	EUR	CSF	4,077,000	05/11/12	341,518
Sell	GBP	PNC	16,500,000	02/06/12	1,196,355
Sell	GBP	CSF	8,100,000	05/11/12	397,643

					$5,064,341

*	The primary risk exposure is foreign exchange contracts (see Notes 2 and 13).
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Net Assets)

Broadcasting	6.1%
Chemicals	3.9%
Healthcare	2.1%
Service	2.0%
Retail	1.0%
Information Technology	0.9%
Telecommunications	0.7%
Financials	0.5%
Food/Tobacco	0.3%
Consumer Durables	0.1%

Total	17.6%

16 | See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2011 (unaudited)	Pyxis Funds I

	Pyxis	Pyxis	Pyxis
	Long/Short	Long/Short	Floating Rate
	Equity	Healthcare	Opportunities
	Fund	Fund	Fund
	($)	($)	($)
Assets:
Unaffiliated investments, at value (cost $510,407,057, $66,861,727 and $1,005,576,159, respectively)	516,502,937	66,685,916	723,921,230
Affiliated investments, at value (cost $0, $3,845,100, and $405,314,451, respectively) (Note 11)	—	4,122,575	98,382,370

Total investments, at value (cost $510,407,057, $70,706,827, and $1,410,890,610, respectively)	516,502,937	70,808,491	822,303,600
Cash and foreign currency*	—	—	677,011
Restricted cash (Note 2)	236,317,367	33,395,963	—
Cash held as collateral for securities on loan (Note 8)	28,159,905	253,408	—
Unrealized appreciation on forward foreign currency contracts	—	—	5,064,341
Receivable for:
Investments sold	16,401,789	16,507,239	9,380,440
Dividend and interest	261,547	99,303	4,990,397
Fund shares sold	4,404,868	614,444	255,119
Prepaid expenses	170,117	8,262	402,806
Prepaid litigation fee	—	—	322,187
Other assets	—	35,539	—

Total assets.	802,218,530	121,722,649	843,395,901

Liabilities:
Notes payable (Note 9)	—	—	235,000,000
Securities sold short, at value (proceeds $160,330,621 and $35,619,548, respectively) (Note 2 and 13)	160,330,571	35,488,899	—
Net discount and unrealized appreciation/(depreciation) on unfunded transactions (Note 10)	—	—	486,221
Payables for:
Upon receipt of securities loaned (Note 8)	28,159,905	253,408	—
Investments purchased	12,573,059	11,590,207	19,462,230
Fund shares redeemed.	3,646,987	613,890	3,655,841
Accrued dividends on securities sold short	197,548	12,436	—
Distributions to shareholders	146	—	1,207,958
Investment advisory fees (Note 4)	500,605	59,832	445,400
Administration fees (Note 4)	100,120	11,967	137,046
Trustees’ fees (Note 4)	23,154	966	45,343
Distribution and service fees (Note 4)	126,833	21,746	318,127
Accounting service fee	7,612	9,268	27,525
Audit fees	61,202	14,107	—
Transfer agent fees	38,080	6,553	185,210
Registration fees	8,037	5,193	—
Interest expense (Note 9)	—	—	248,111
Accrued expenses and other liabilities	60,112	12,112	39,591

Total liabilities	205,833,971	48,100,584	261,258,603

Net Assets	596,384,559	73,622,065	582,137,298

See accompanying Notes to Financial Statements. | 17

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of December 31, 2011 (unaudited)	Pyxis Funds I

	Pyxis		Pyxis		Pyxis
	Long/Short		Long/Short		Floating Rate
	Equity		Healthcare		Opportunities
	Fund		Fund		Fund
	($)		($)		($)
Composition of Net Assets:
Par value (Note 1)	54,929		6,468		89,408
Paid-in capital	598,682,051		78,601,310		2,044,073,577
Accumulated net investment loss	(5,019,549)		(638,044)		(19,234,053)
Accumulated net realized gain/(loss) from investments, short positions, purchased options, written options, swaps, foreign currency transactions and capital gain distributions received	(3,428,802)		(4,579,982)		(859,486,644)
Net unrealized appreciation/(depreciation) on investments, short positions, purchased options, written options and foreign currency transactions	6,095,930		232,313		(583,304,990)

Net Assets	596,384,559		73,622,065		582,137,298

Class A
Net assets	252,906,498		43,907,692		209,230,345
Shares outstanding (unlimited authorization)	23,402,327		3,858,121		32,129,036
Net asset value per share (Net assets/shares outstanding)	10.81	(a)	11.38	(a)	6.51	(a)
Maximum offering price per share (100 / 94.50 of $10.81, $11.38 and 100/96.50 of $6.51, respectively)	11.44	(b)	12.04	(b)	6.75	(b)

Class B
Net assets	—		—		10,656,536
Shares outstanding (unlimited authorization)	—		—		1,637,428
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	—		—		6.51

Class C
Net assets	61,712,775		9,874,323		336,879,719
Shares outstanding (unlimited authorization)	5,877,368		887,951		51,742,214
Net asset value and offering price per share (Net assets/shares outstanding)	10.50	(a)	11.12	(a)	6.51	(a)

Class Z
Net assets	281,765,286		19,840,050		25,370,698
Shares outstanding (unlimited authorization)	25,649,451		1,721,621		3,899,240
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	10.99		11.52		6.51

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge (“CDSC”).

(b)	On sales of $1,000,000 or more, there is no sales charge and therefore the offering price will be lower.

*	Foreign currency held at cost is $(368,747) for the Pyxis Floating Rate Opportunities Fund.
18 | See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2011 (unaudited)	Pyxis Funds I

	Pyxis	Pyxis	Pyxis
	Long/Short	Long/Short	Floating Rate
	Equity	Healthcare	Opportunities
	Fund	Fund	Fund
	($)	($)	($)
Investment Income:
Interest from unaffiliated issuers	163,213	6,898	19,230,149
Interest from affiliated issuer (Note 11)	—	36,800	12,142
Dividends from unaffiliated issuers (net of foreign withholding tax of $9,074, $2,749 and $0, respectively)	987,887	69,044	12,231
Securities lending income (Note 8)	57,550	26,246	—

Total investment income	1,208,650	138,988	19,254,522

Expenses:
Investment advisory fees (Note 4)	6,315,612	311,498	2,778,457
Administration fees (Note 4)	561,388	62,300	854,910
Fund accounting fees (Note 4)	111,962	48,104	158,510
Distribution and Service fees (Note 4)	797,030	109,782	2,084,879
Transfer agent fees	206,072	18,472	488,304
Audit fees	26,324	15,258	57,259
Legal fees	124,483	13,496	695,054
Trustees’ fees (Note 4)	53,166	3,485	87,845
Custodian fees	48,033	12,532	39,883
Registration fees	46,539	23,285	33,376
Insurance expense	76,767	6,291	134,147
Reports to shareholders	63,162	5,077	109,760
Interest expense (Note 9)	—	—	1,390,235
Commitment fees-credit agreement (Note 9)	—	—	34,646
Other	8,755	1,639	18,726

Total operating expenses	8,439,293	631,219	8,965,991

Fees and expenses waived by Investment Adviser (Note 4)	(3,508,674)	(190,829)	—
Fees and expenses waived by Administrator (Note 4)	—	(36,257)	—

Net operating expenses	4,930,619	404,133	8,965,991

Dividends and fees on short sales (Note 2)	1,293,135	281,481	—

Net expenses	6,223,754	685,614	8,965,991

Net Investment Income (loss)	(5,015,104)	(546,626)	10,288,531

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	(16,159,408)	(7,487,130)	(22,725,029)
Net realized gain/(loss) from affiliated issuer (Note 11)	—	—	(117,455)
Net realized gain/(loss) on short positions (Note 2)	18,936,484	6,729,934	—
Net realized gain/(loss) on written options (Note 2)	647,986	—	—
Net realized gain/(loss) on credit default swaps (Note 2)	(109,047)	—	—
Net realized gain/(loss) on foreign currency transactions	(106)	54	5,690,216
Capital gain distributions received.	5,035	—	—
Net change in unrealized appreciation/(depreciation) on investments	(9,464,012)	(3,052,564)	(29,817,087)
Net change in unrealized appreciation/(depreciation) on short positions (Note 2)	797,728	(576,575)	—
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 10)	—	—	88,951
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency and forward foreign currency contracts	—	(231)	3,505,358

Net realized and unrealized gain/(loss) on investments	(5,345,340)	(4,386,512)	(43,375,046)

Net decrease in net assets from operations	(10,360,444)	(4,933,138)	(33,086,515)

See accompanying Notes to Financial Statements. | 19

STATEMENTS OF CHANGES IN NET ASSETS
Pyxis Funds I

	Pyxis Long/Short
	Equity Fund
	Six Months
	Ended
	December 31, 2011	Year Ended
	(unaudited)	June 30, 2011
	($)	($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment loss	(5,015,104)	(7,551,471)
Net realized gain/(loss) on investments, short positions, written options, swaps, foreign currency transactions and capital gain distributions received	3,320,944	9,853,215
Net change in unrealized appreciation/(depreciation) on investments, short positions, written options and foreign currency transactions	(8,666,284)	18,098,765

Net increase/(decrease) in net assets from operations	(10,360,444)	20,400,509

Distributions Declared to Shareholders

From Capital Gains
Class A	(1,480,464)	(6,755,887)
Class C	(377,313)	(2,016,367)
Class Z	(1,625,112)	(1,207,297)

Total distributions declared to shareholders	(3,482,889)	(9,979,551)

Share Transactions

Class A
Subscriptions	61,162,835	187,620,626
Distributions reinvested	803,133	3,818,016
Redemptions (Note 5)	(87,802,038)	(120,549,024)

Net increase/(decrease)	(25,836,070)	70,889,618

Class C
Subscriptions	3,990,270	35,183,388
Distributions reinvested	217,712	1,271,448
Redemptions (Note 5)	(19,201,571)	(18,556,983)

Net increase/(decrease)	(14,993,589)	17,897,853

Class Z
Subscriptions	163,850,256	174,505,280
Distributions reinvested	411,794	762,894
Redemptions (Note 5)	(42,518,306)	(15,602,034)

Net increase	121,743,744	159,666,140

Net increase from share transactions	80,914,085	248,453,611

Total increase in net assets	67,070,752	258,874,569

Net Assets
Beginning of period	529,313,807	270,439,238

End of period	596,384,559	529,313,807

Accumulated net investment loss	(5,019,549)	(4,445)

20 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Pyxis Funds I

	Pyxis Long/Short
	Equity Fund
	Six Months
	Ended
	December 31, 2011	Year Ended
	(unaudited)	June 30, 2011
Changes in Shares

Class A
Subscriptions	5,693,897	16,993,846
Issued for distributions reinvested	75,625	343,402
Redemptions	(8,176,680)	(10,933,512)

Net increase/(decrease)	(2,407,158)	6,403,736

Class C
Subscriptions	377,332	3,257,899
Issued for distributions reinvested	21,096	116,947
Redemptions	(1,837,995)	(1,716,069)

Net increase/(decrease)	(1,439,567)	1,658,777

Class Z
Subscriptions	15,022,302	15,477,450
Issued for distributions reinvested	38,129	67,964
Redemptions	(3,922,443)	(1,388,048)

Net increase	11,137,988	14,157,366
See accompanying Notes to Financial Statements. | 21

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Pyxis Funds I

	Pyxis Long/Short
	Healthcare Fund
	Six Months
	Period Ended
	December 31, 2011	Year Ended
	(unaudited)	June 30, 2011
	($)	($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment loss	(546,626)	(279,555)
Net realized gain/(loss) on investments, short positions, written options, swaps and foreign currency transactions	(757,142)	3,812,903
Net change in unrealized appreciation/(depreciation) on investments, short positions, written options and foreign currency transactions	(3,629,370)	3,145,826

Net increase/(decrease) in net assets from operations	(4,933,138)	6,679,174

Distributions Declared to Shareholders

From Capital Gains:
Class A	(4,451,166)	(328,719)
Class C	(990,840)	(64,975)
Class Z	(1,343,875)	(286,608)

Total distributions declared to shareholders	(6,785,881)	(680,302)

Share Transactions

Class A
Subscriptions	42,581,606	19,222,453
Distributions reinvested	3,639,251	194,953
Redemptions (Note 5)	(18,697,394)	(803,342)

Net increase	27,523,463	18,614,064

Class C
Subscriptions	5,154,348	5,289,190
Distributions reinvested	876,329	43,021
Redemptions (Note 5)	(555,709)	(257,886)

Net increase	5,474,968	5,074,325

Class Z
Subscriptions	12,573,799	4,021,696
Distributions reinvested	586,496	84,660
Redemptions (Note 5)	(4,365,136)	(232,016)

Net increase	8,795,159	3,874,340

Net increase from share transactions	41,793,590	27,562,729

Total increase in net assets	30,074,571	33,561,601

Net Assets
Beginning of period	43,547,494	9,985,893

End of period	73,622,065	43,547,494

Accumulated net investment loss	(638,044)	(91,418)

22 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Pyxis Funds I

	Pyxis Long/Short
	Healthcare Fund
	Six Months
	Period Ended
	December 31, 2011	Year Ended
	(unaudited)	June 30, 2011
Changes in Shares

Class A
Subscriptions	3,332,644	1,594,052
Issued for distributions reinvested	320,356	16,777
Redemptions	(1,522,818)	(65,366)

Net increase	2,130,182	1,545,463

Class C
Subscriptions	405,148	434,882
Issued for distributions reinvested	78,949	3,757
Redemptions	(44,937)	(20,450)

Net increase	439,160	418,189

Class Z
Subscriptions	1,032,568	324,128
Issued for distributions reinvested	51,000	7,223
Redemptions	(349,657)	(18,903)

Net increase	733,911	312,448
See accompanying Notes to Financial Statements. | 23

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Pyxis Funds I

	Pyxis Floating Rate
	Opportunities Fund
	Six Months
	Ended
	December 31, 2011	Year Ended
	(unaudited)	June 30, 2011
	($)	($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment income	10,288,531	19,338,324
Net realized gain/(loss) on investments, unfunded transactions and foreign currency transactions	(17,152,268)	(102,726,010)
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions and translations of assets and liabilities denominated in foreign currency	(26,222,778)	135,352,433 *

Net increase/(decrease) in net assets from operations	(33,086,515)	51,964,747

Distributions Declared to Shareholders

From Net Investment Income:
Class A	(5,435,583)	(7,957,493)
Class B	(295,083)	(574,114)
Class C	(7,866,310)	(12,296,206)
Class Z	(741,900)	(1,400,507)

Total distributions declared to shareholders	(14,338,876)	(22,228,320)

Share Transactions

Class A
Subscriptions	9,175,433	129,927,536 **
Distributions reinvested	2,848,969	4,216,319
Redemptions (Note 5)	(50,487,123)	(71,454,607)

Net increase/(decrease)	(38,462,721)	62,689,248

Class B
Subscriptions	21,915	8,949,860 **
Distributions reinvested	146,366	287,092
Redemptions (Note 5)	(6,996,180)	(7,528,919)

Net increase/(decrease)	(6,827,899)	1,708,033

Class C
Subscriptions	1,315,983	205,205,717 **
Distributions reinvested	4,134,252	7,153,118
Redemptions (Note 5)	(78,393,076)	(124,876,961)

Net increase/(decrease)	(72,942,841)	87,481,874

Class Z
Subscriptions	459,515	20,146,064 **
Distributions reinvested	442,848	831,834
Redemptions (Note 5)	(8,953,708)	(28,874,096)

Net decrease	(8,051,345)	(7,896,198)

Net increase/(decrease) from share transactions	(126,284,806)	143,982,957

Total increase/(decrease) in net assets	(173,710,197)	173,719,384

Net Assets
Beginning of period	755,847,495	582,128,111

End of period	582,137,298	755,847,495

Accumulated net investment loss	(19,234,053)	(15,183,708)

24 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Pyxis Funds I

	Pyxis Floating Rate
	Opportunities Fund
	Six Months
	Ended
	December 31, 2011	Year Ended
	(unaudited)	June 30, 2011
Changes in Shares

Class A
Subscriptions (Note 14)	1,383,011	18,557,539
Issued for distributions reinvested	432,685	616,480
Redemptions	(7,655,693)	(10,496,045)

Net increase/(decrease)	(5,839,997)	8,677,974

Class B
Subscriptions (Note 14)	3,323	1,277,342
Issued for distributions reinvested	22,232	42,060
Redemptions	(1,057,067)	(1,102,605)

Net increase/(decrease)	(1,031,512)	216,797

Class C
Subscriptions (Note 14)	199,427	29,294,411
Issued for distributions reinvested	628,428	1,046,138
Redemptions	(11,887,592)	(18,272,429)

Net increase/(decrease)	(11,059,737)	12,068,120

Class Z
Subscriptions (Note 14)	69,847	2,876,520
Issued for distributions reinvested	67,282	122,513
Redemptions	(1,364,581)	(4,253,216)

Net decrease	(1,227,452)	(1,254,183)

*	Change in unrealized appreciation/(depreciation) does not include unrealized depreciation of $233,892,251 in connection with the reorganization of the Pyxis Floating Rate Fund (See Note 14).

**	Subscription include the dollar value of the shares issued in connection with the reorganization of the Pyxis Floating Rate Fund of $123,487,927 for Class A, $8,925,038 for Class B, $201,068,133 for Class C and $19,980,358 for Class Z (See Notes 14).
See accompanying Notes to Financial Statements. | 25

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2011 (unaudited)	Pyxis Long/Short Equity Fund

($)

Cash Flows Provided by Operating Activities
Net investment loss	(5,015,104)

Adjustments to Reconcile Net Investment Loss to Net Cash Used in Operating Activities
Purchases of investments securities	(1,320,878,366)
Proceeds from disposition of investment securities	1,261,071,765
Net purchases of short-term investments	(109,715,459)
Purchases of securities sold short	936,390,638
Proceeds from securities sold short	(904,484,813)
Purchases of purchased options	(14,439,658)
Proceeds of purchased options	17,810,657
Increase in restricted cash	(55,340,342)
Decrease in receivable for investments sold	47,326,898
Proceeds from written options	647,986
Realized loss from swaps	(109,047)
Increase in capital gain distribution received	5,035
Increase in dividends receivable	(4,417)
Increase in prepaid expenses	(160,697)
Increase in payable for dividends on short positions	155,408
Decrease in payable for investments purchased	(29,925,370)
Effect of exchange rate changes on cash	(106)
Decrease in payables to related parties	(71,491)
Decrease in other expense and liabilities	(17,476)

Net cash flow used in operating activities	(176,753,959)

Cash Flows Used in Financing Activities
Proceeds from shares sold	232,029,649
Payment of shares redeemed	(149,733,774)
Distributions from capital gains	(3,482,743)

Net cash flow provided by financing activities	78,813,132

Net decrease in cash	(97,940,827)

Cash
Beginning of the period	97,940,827

End of the period	—

26 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2011 (unaudited)	Pyxis Long/Short Healthcare Fund

($)

Cash Flows Provided by Operating Activities
Net investment loss	(546,626)

Adjustments to Reconcile Net Investment Loss to Net Cash Used in Operating Activities
Purchases of investments securities	(341,544,410)
Proceeds from disposition of investment securities	320,135,483
Net purchase of short-term investments	(18,616,128)
Purchases of securities sold short	174,158,484
Proceeds from securities sold short	(158,131,045)
Purchases of purchased options	(5,338,377)
Proceeds of purchased options	5,335,032
Increase in restricted cash	(15,602,662)
Increase in receivable for investments sold	(2,005,306)
Increase in payable for investments purchased	2,447,242
Effect of exchange rate changes on cash	(177)
Increase in payables to related parties	82,749
Increase in other expenses and other liabilities	8,833
Increase in prepaid expenses	(7,531)
Increase in other assets	(35,539)
Increase in deferred facility fees	(46,292)
Increase in payable for dividends on short positions	6,886

Net cash flow used in operating activities	(39,699,384)

Cash Flows Provided by Financing Activities
Proceeds from shares sold	66,442,559
Payment of shares redeemed	(23,104,376)
Distributions from capital gains	(6,785,881)

Net cash flow provided by financing activities	36,552,302

Net decrease in cash	(3,147,082)

Cash
Beginning of the period	3,147,082

End of the period	—

See accompanying Notes to Financial Statements. | 27

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2011 (unaudited)	Pyxis Floating Rate Opportunities Fund

($)

Cash Flows Provided by Operating Activities
Net investment income	10,288,531

Adjustments to Reconcile Net Investment Loss to Net Cash Used in Operating Activities
Purchases of investments securities	(175,846,824)
Proceeds from disposition of investment securities	216,912,486
Net purchases of short-term investment securities	(23,710,453)
Realized gain/(loss) on forward foreign currency contracts	3,478,302
Effect of exchange rate changes on cash	(147,431)
Decrease in dividends and interest receivable	44,684
Increase in receivable for investments sold	(3,656,779)
Increase in prepaid expenses	(362,640)
Net amortization of premium/(discount)	692,880
Decrease in payable for investments purchased	(9,008,215)
Increase in payables to related parties	96,591
Decrease in other expense and liabilities	(730,929)

Net cash flow provided in operating activities	18,050,203

Cash Flows Used In Financing Activities
Increase in notes payable	100,000,000
Proceeds from shares sold	12,543,953
Payment of shares redeemed	(145,039,242)
Distributions paid in cash	(7,437,394)

Net cash flow used by financing activities	(39,932,683)

Net increase in cash	(21,882,480)

Cash
Beginning of the period	22,559,491

End of the period	677,011

28 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Pyxis Long/Short Equity Fund, Class A
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months		For the		For the		For the Years				For the
	Ended		Year		Ten Months		Ended August 31,				Period
	12/31/11		Ended		Ended						Ended
	(unaudited)		06/30/11		06/30/10		2009		2008		08/31/07(a)
Net Asset Value, Beginning of Period	$11.10		$10.68		$10.37		$10.50		$10.92		$10.00

Income from Investment Operations:
Net investment loss	(0.10	)(b)	(0.21	)(b)	(0.19	)(b)	(0.23	)(b)	(0.04	)(b)	(0.01)
Redemption fees added to paid-in capital	—	(b)(c)	—	(b)(c)	0.01	(b)	0.01	(b)	—	(b)(c)	—	(c)
Net realized and unrealized gain	(0.13	)(b)	0.93	(b)	0.59	(b)	0.10	(b)	0.04	(b)	0.93

Total from investment operations	(0.23)		0.72		0.41		(0.12)		—		0.92

Less Distributions Declared to Shareholders:
From net investment income	—		—		—		(0.01)		(0.04)		—
From net realized gains	(0.06)		(0.30)		(0.10)		—		(0.38)		—

Total distributions declared to shareholders	(0.06)		(0.30)		(0.10)		(0.01)		(0.42)		—

Net Asset Value, End of Period	$10.81		$11.10		$10.68		$10.37		$10.50		$10.92
Total return(d)	(2.03	)%(e)	6.62%		3.90	%(e)	(1.16)%		0.01%		9.20	%(e)

Ratios to Average Net
Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$252,906		$286,581		$207,323		$56,364		$17,711		$16,757
Total operating expenses excluding interest expense	3.07%		3.23%		3.49%		4.35%		4.33%		5.25%
Interest expense	—		—		—		0.01%		—		—
Waiver/reimbursement	(1.25)%		(1.25)%		(1.25)%		(1.86)%		(1.85)%		(2.30)%
Net operating expenses including interest expense(g)	1.82%		1.98%		2.24%		2.50%		2.48%		2.95%
Dividends for short positions	0.46%		0.41%		0.70%		0.59%		0.34%		0.01%
Net expenses(g)	2.28%		2.39%		2.94%		3.09%		2.82%		2.96%
Net investment loss	(1.85)%		(1.89)%		(2.10)%		(2.30)%		(0.36)%		(0.41)%
Portfolio turnover rate	366	%(e)	684%		496	%(e)	443%		206%		58	%(e)

(a)	Pyxis Long/Short Equity Fund, Class A commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
See accompanying Notes to Financial Statements. | 29

FINANCIAL HIGHLIGHTS
Pyxis Long/Short Equity Fund, Class C
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months		For the		For the		For the Years				For the
	Ended		Year		Ten Months		Ended August 31,				Period
	12/31/11		Ended		Ended						Ended
	(unaudited)		06/30/11		06/30/10		2009		2008		08/31/07(a)
Net Asset Value, Beginning of Period	$10.83		$10.48		$10.22		$10.42		$10.90		$10.00

Income from Investment Operations:
Net investment loss	(0.13	)(b)	(0.27	)(b)	(0.24	)(b)	(0.29	)(b)	(0.11	)(b)	(0.03)
Redemption fees added to paid-in capital	—	(b)(c)	—	(b)(c)	0.01	(b)	0.01	(b)	—	(b)(c)	—	(c)
Net realized and unrealized gain	(0.14	)(b)	0.92	(b)	0.59	(b)	0.09	(b)	0.03	(b)	0.93

Total from investment operations	(0.27)		0.65		0.36		(0.19)		(0.08)		0.90

Less Distributions Declared to Shareholders:
From net investment income	—		—		—		(0.01)		(0.02)		—
From net realized gains	(0.06)		(0.30)		(0.10)		—		(0.38)		—

Total distributions declared to shareholders	(0.06)		(0.30)		(0.10)		(0.01)		(0.40)		—

Net Asset Value, End of Period	$10.50		$10.83		$10.48		$10.22		$10.42		$10.90
Total return(d)	(2.45	)%(e)	6.18%		3.46	%(e)	(1.84)%		(0.74)%		9.00	%(e)

Ratios to Average Net
Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$61,713		$79,243		$59,290		$19,585		$7,324		$5,109
Total operating expenses excluding interest expense	3.72%		3.88%		4.14%		5.00%		4.98%		5.90%
Interest expense	—		—		—		0.01%		—		—
Waiver/reimbursement	(1.25)%		(1.25)%		(1.25)%		(1.86)%		(1.85)%		(2.30)%
Net operating expenses including interest expense(g)	2.47%		2.63%		2.89%		3.15%		3.13%		3.60%
Dividends for short positions	0.46%		0.41%		0.70%		0.59%		0.34%		0.01%
Net expenses(g)	2.93%		3.04%		3.59%		3.74%		3.47%		3.61%
Net investment loss	(2.50)%		(2.54)%		(2.75)%		(2.95)%		(1.01)%		(1.06)%
Portfolio turnover rate	366	%(e)	684%		496	%(e)	443%		206%		58	%(e)

(a)	Pyxis Long/Short Equity Fund, Class C commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
30 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Pyxis Long/Short Equity Fund, Class Z
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months		For the		For the		For the Years				For the
	Ended		Year		Ten Months		Ended August 31,				Period
	12/31/11		Ended		Ended						Ended
	(unaudited)		06/30/11		06/30/10		2009		2008		08/31/07(a)

Net Asset Value, Beginning of Period	$11.27		$10.81		$10.46		$10.54		$10.94		$10.00

Income from Investment Operations:
Net investment loss	(0.08	)(b)	(0.17	)(b)	(0.16	)(b)	(0.20	)(b)	—	(b)(c)	—	(c)
Redemption fees added to paid-in capital	—	(b)(c)	—	(b)(c)	0.01	(b)	0.01	(b)	—	(b)(c)	—	(c)
Net realized and unrealized gain	(0.14	)(b)	0.93	(b)	0.60	(b)	0.12	(b)	0.04	(b)	0.94

Total from investment operations	(0.22)		0.76		0.45		(0.07)		0.04		0.94

Less Distributions Declared to Shareholders:
From net investment income	—		—		—		(0.01)		(0.06)		—
From net realized gains	(0.06)		(0.30)		(0.10)		—		(0.38)		—

Total distributions declared to shareholders	(0.06)		(0.30)		(0.10)		(0.01)		(0.44)		—

Net Asset Value, End of Period	$10.99		$11.27		$10.81		$10.46		$10.54		$10.94
Total return(d)	(2.00	)%(e)	7.02%		4.25	%(e)	(0.68)%		0.31%		9.40	%(e)

Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$281,765		$163,490		$3,827		$975		$6,023		$7,837
Total operating expenses excluding interest expense	2.72%		2.88%		3.14%		4.00%		3.98%		4.90%
Interest expense	—		—		—		0.01%		—		—
Waiver/reimbursement	(1.25)%		(1.25)%		(1.25)%		(1.86)%		(1.85)%		(2.30)%
Net operating expenses including interest expense(g)	1.47%		1.63%		1.89%		2.15%		2.13%		2.60%
Dividends for short positions	0.46%		0.41%		0.70%		0.59%		0.34%		0.01%
Net expenses(g)	1.93%		2.04%		2.59%		2.74%		2.47%		2.61%
Net investment loss	(1.50)%		(1.54)%		(1.75)%		(1.95)%		(0.01)%		(0.06)%
Portfolio turnover rate	366	%(e)	684%		496	%(e)	443%		206%		58	%(e)

(a)	Pyxis Long/Short Equity Fund, Class Z commenced operations on December 5, 2006.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
See accompanying Notes to Financial Statements. | 31

FINANCIAL HIGHLIGHTS
Pyxis Long/Short Healthcare Fund, Class A
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months		For the		For the		For the		For the
	Ended		Year		Ten Months		Year		Period
	12/31/11		Ended		Period Ended		Ended		Ended
	(unaudited)		06/30/11		06/30/10		08/31/09		08/31/08(a)

Net Asset Value, Beginning of Period	$13.75		$11.19		$9.42		$10.30		$10.00

Income from Investment Operations:
Net investment loss	(0.11	)(b)	(0.15	)(b)	(0.51	)(b)	(1.37	)(b)	(0.03)
Redemption fees added to paid-in-capital	0.01	(b)	—	(b)(c)	—		0.02	(b)	—
Net realized and unrealized gain	(1.02	)(b)	3.06	(b)	2.28	(b)	0.82	(b)	0.33

Total from investment operations	(1.12)		2.91		1.77		(0.53)		0.30

Less Distributions Declared to Shareholders:
From net investment income	—		—		—		—		—
From net realized gains	(1.25)		(0.35)		—		(0.35)		—

Total distributions declared to shareholders	(1.25)		(0.35)		—		(0.35)		—

Net Asset Value, End of Period	$11.38		$13.75		$11.19		$9.42		$10.30
Total return(d)	(8.01	)%(e)	26.63%		18.79	%(e)	(5.61)%		3.00	%(e)

Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$43,908		$23,767		$2,042		$154		$155
Total operating expenses	2.03%		2.61%		6.83%		15.35%		6.85%
Waiver/reimbursement	(0.73)%		(1.19)%		(0.91)%		(1.62)%		(4.50)%
Net operating expenses(g)	1.30%		1.42%		5.92%		13.73%		2.35%
Dividends for short positions	0.90%		0.53%		0.03%		—		—
Net expenses(g)	2.20%		1.95%		5.95%		13.73%		2.35%
Net investment loss	(1.75)%		(1.26)%		(5.69)%		(13.29)%		(1.00)%
Portfolio turnover rate	666	%(e)	1,553%		262	%(e)	23%		36	%(e)

(a)	Pyxis Long/Short Healthcare Fund, Class A commenced operations on May 5, 2008.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
32 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Pyxis Long/Short Healthcare Fund, Class C
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months		For the		For the		For the		For the
	Ended		Year		Ten Months		Year		Period
	12/31/11		Ended		Period Ended		Ended		Ended
	(unaudited)		06/30/11		06/30/10		08/31/09		08/31/08(a)
Net Asset Value, Beginning of Period	$13.54		$11.04		$9.33		$10.28		$10.00

Income from Investment Operations:
Net investment loss	(0.15	)(b)	(0.23	)(b)	(0.55	)(b)	(1.43	)(b)	(0.05)
Redemption fees added to paid-in-capital	0.01	(b)	—	(b)(c)	—		0.02	(b)	—
Net realized and unrealized gain	(1.03	)(b)	3.08	(b)	2.26	(b)	0.81	(b)	0.33

Total from investment operations	(1.17)		2.85		1.71		(0.60)		0.28

Less Distributions Declared to Shareholders:
From net investment income	—		—		—		—		—
From net realized gains	(1.25)		(0.35)		—		(0.35)		—

Total distributions declared to shareholders	(1.25)		(0.35)		—		(0.35)		—

Net Asset Value, End of Period	$11.12		$13.54		$11.04		$9.33		$10.28
Total return(d)	(8.43	)%(e)	26.35%		18.33	%(e)	(6.32)%		2.80	%(e)

Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$9,874		$6,075		$338		$145		$159
Total operating expenses	2.68%		3.26%		7.48%		16.00%		7.50%
Waiver/reimbursement	(0.73)%		(1.19)%		(0.91)%		(1.62)%		(4.50)%
Net operating expenses(g)	1.95%		2.07%		6.57%		14.38%		3.00%
Dividends for short positions	0.90%		0.53%		0.03%		—		—
Net expenses(g)	2.85%		2.60%		6.60%		14.38%		3.00%
Net investment loss	(2.40)%		(1.91)%		(6.34)%		(13.94)%		(1.65)%
Portfolio turnover rate	666	%(e)	1,553%		262	%(e)	23%		36	%(e)

(a)	Pyxis Long/Short Healthcare Fund, Class C commenced operations on May 5, 2008.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
See accompanying Notes to Financial Statements. | 33

FINANCIAL HIGHLIGHTS
Pyxis Long/Short Healthcare Fund, Class Z
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months		For the		For the		For the		For the
	Ended		Year		Ten Months		Year		Period
	12/31/11		Ended		Period Ended		Ended		Ended
	(unaudited)		06/30/11		06/30/10		08/31/09		08/31/08(a)

Net Asset Value, Beginning of Period	$13.88		$11.26		$9.47		$10.31		$10.00

Income from Investment Operations:
Net investment loss	(0.09	)(b)	(0.11	)(b)	(0.49	)(b)	(1.34	)(b)	(0.02)
Redemption fees added to paid-in-capital	0.01	(b)	—	(b)(c)	—		0.02	(b)	—
Net realized and unrealized gain	(1.03	)(b)	3.08	(b)	2.28	(b)	0.84	(b)	0.33

Total from investment operations	(1.11)		2.97		1.79		(0.48)		0.31

Less Distributions Declared to Shareholders:
From net investment income	—		—		—		(0.01)		—
From net realized gains	(1.25)		(0.35)		—		(0.35)		—

Total distributions declared to shareholders	(1.25)		(0.35)		—		(0.36)		—

Net Asset Value, End of Period	$11.52		$13.88		$11.26		$9.47		$10.31
Total return(d)	(7.80	)%(e)	26.79%		18.90	%(e)	(5.15)%		3.10	%(e)

Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$19,840		$13,705		$7,606		$1,673		$6,940
Total operating expenses	1.68%		2.26%		6.48%		15.00%		6.50%
Waiver/reimbursement	(0.73)%		(1.19)%		(0.91)%		(1.62)%		(4.50)%
Net operating expenses(g)	0.95%		1.07%		5.57%		13.38%		2.00%
Dividends for short positions	0.90%		0.53%		0.03%		—		—
Net expenses(g)	1.85%		1.60%		5.60%		13.38%		2.00%
Net investment loss	(1.40)%		(0.91)%		(5.34)%		(12.94)%		(0.65)%
Portfolio turnover rate	666	%(e)	1,553%		262	%(e)	23%		36	%(e)

(a)	Pyxis Long/Short Healthcare Fund, Class Z commenced operations on May 5, 2008.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Represents less than $0.005 per share.

(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
34 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Pyxis Floating Rate Opportunities Fund, Class A
Selected data for a share outstanding throughout each period is as follows:

	For the						For the Years Ended August 31,
	Six Months		For the		For the
	Ended		Year		Ten Months
	12/31/11		Ended		Ended
	(unaudited)		June 30, 2011*		June 30, 2010*		2009*	2008*	2007*	2006*
Net Asset Value, Beginning of Period	$6.96		$6.55		$5.98		$9.70	$11.75	$12.43	$12.19

Income from Investment Operations:
Net investment income(a)	0.11		0.27		0.18		0.51	0.90	1.00	0.96
Redemption fees added to paid-in capital(a)	—	(b)	—		—		—	—	—	—
Net realized and unrealized gain/ (loss)(a)	(0.41)		0.46		0.57		(3.50)	(2.05)	(0.60)	0.22

Total from investment operations	(0.30)		0.73		0.75		(2.99)	(1.15)	0.40	1.18

Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.32)		(0.06)		(0.73)	(0.89)	(1.01)	(0.94)
From net realized gains	—		—		—		—	(0.01)	(0.07)	—
From return of capital	—		—		(0.12)		—	—	—	—

Total distributions declared to shareholders	(0.15)		(0.32)		(0.18)		(0.73)	(0.90)	(1.08)	(0.94)

Net Asset Value, End of Period	$6.51		$6.96		$6.55		$5.98	$9.70	$11.75	$12.43
Total return(c)	(4.23	)%(d)(e)	11.73	%(e)	12.68	%(d)	(30.25)%	(10.28)%	3.10%	10.08%

Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (000’s)	$209,230		$264,385		$191,925		$219,010	$567,048	$1,050,738	$729,845
Total expenses excluding interest expense and commitment fee	2.00%		2.18%		2.27%		1.87%	1.58%	1.33%	1.16%
Interest expense and commitment fee	0.43%		0.47%		0.61%		1.08%	1.47%	1.06%	1.04%
Waiver/reimbursement	—		—		—		(0.01)%	(0.02)%	—	(0.04)%
Net expenses including interest expense and commitment fee(g)	2.43%		2.65%		2.88%		2.94%	3.03%	2.39%	2.16%
Net investment income	3.39%		3.97%		3.29%		8.09%	8.28%	8.05%	7.78%
Portfolio turnover rate	21	%(d)	104%		57	%(d)	21%	22%	70%	61%

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Pyxis Floating Rate Opportunities Fund on June 13, 2011 (See Note 14).

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Represents less than $0.005 per share.

(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
See accompanying Notes to Financial Statements. | 35

FINANCIAL HIGHLIGHTS
Pyxis Floating Rate Opportunities Fund, Class B
Selected data for a share outstanding throughout each period is as follows:

	For the					For the Years Ended August 31,
	Six Months		For the	For the
	Ended		Year	Ten Months
	12/31/11		Ended	Ended
	(unaudited)		June 30, 2011*	June 30, 2010*		2009*	2008*	2007*	2006*
Net Asset Value, Beginning of Period	$6.96		$6.55	$5.98		$9.70	$11.75	$12.43	$12.19

Income from Investment Operations:
Net investment income(a)	0.10		0.25	0.16		0.49	0.86	0.96	0.92
Redemption fees added to paid-in capital(a)	—	(b)	—	—		—	—	—	—
Net realized and unrealized gain/ (loss)(a)	(0.41)		0.45	0.58		(3.50)	(2.05)	(0.60)	0.22

Total from investment operations	(0.31)		0.70	0.74		(3.01)	(1.19)	0.36	1.14

Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.29)	(0.06)		(0.71)	(0.85)	(0.97)	(0.90)
From net realized gains	—		—	—		—	(0.01)	(0.07)	—
From return of capital	—		—	(0.11)		—	—	—	—

Total distributions declared to shareholders	(0.14)		(0.29)	(0.17)		(0.71)	(0.86)	(1.04)	(0.90)

Net Asset Value, End of Period	$6.51		$6.96	$6.55		$5.98	$9.70	$11.75	$12.43
Total return(c)	(4.40	)%(d)(e)	11.34%	12.36	%(d)	(30.50)%	(10.60)%	2.74%	9.70%

Ratios to Average Net Assets(f)/ Supplemental Data:
Net assets, end of period (000’s)	$10,657		$18,575	$16,063		$20,660	$58,486	$95,122	$115,651
Total expenses excluding interest expense and commitment fee	2.35%		2.53%	2.62%		2.22%	1.93%	1.68%	1.51%
Interest expense and commitment fee	0.43%		0.47%	0.61%		1.08%	1.47%	1.06%	1.04%
Waiver/reimbursement	—		—	—		(0.01)%	(0.02)%	—	(0.04)%
Net expenses including interest expense and commitment fee(g)	2.78%		3.00%	3.23%		3.29%	3.38%	2.74%	2.51%
Net investment income	3.04%		3.62%	2.94%		7.74%	7.93%	7.70%	7.43%
Portfolio turnover rate	21	%(d)	104%	57	%(d)	21%	22%	70%	61%

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Pyxis Floating Rate Opportunities Fund on June 13, 2011 (See Note 14).

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Represents less than $0.005 per share.

(c)	Total return is at net asset value assuming all distributions are reinvested and no CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
36 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Pyxis Floating Rate Opportunities Fund, Class C
Selected data for a share outstanding throughout each period is as follows:

	For the						For the Years Ended August 31,
	Six Months		For the		For the
	Ended		Year		Ten Months
	12/31/11		Ended		Ended
	(unaudited)		June 30, 2011*		June 30, 2010*		2009*	2008*	2007*	2006*
Net Asset Value, Beginning of Period	$6.96		$6.55		$5.98		$9.70	$11.75	$12.43	$12.19

Income from Investment Operations:
Net investment income(a)	0.10		0.24		0.15		0.48	0.84	0.93	0.90
Redemption fees added to paid-in capital(a)	—	(b)	—		—		—	—	—	—
Net realized and unrealized gain/ (loss)(a)	(0.41)		0.45		0.58		(3.50)	(2.04)	(0.59)	0.22

Total from investment operations	(0.31)		0.69		0.73		(3.02)	(1.20)	0.34	1.12

Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.28)		(0.06)		(0.70)	(0.84)	(0.95)	(0.88)
From net realized gains	—		—		—		—	(0.01)	(0.07)	—
From return of capital	—		—		(0.10)		—	—	—	—

Total distributions declared to shareholders	(0.14)		(0.28)		(0.16)		(0.70)	(0.85)	(1.02)	(0.88)

Net Asset Value, End of Period	$6.51		$6.96		$6.55		$5.98	$9.70	$11.75	$12.43
Total return(c)	(4.47	)%(d)(e)	11.16	%(e)	12.22	%(d)	(30.60)%	(10.73)%	2.50%	9.62%

Ratios to Average Net Assets(f)/ Supplemental Data:
Net assets, end of period (000’s)	$336,880		$437,220		$332,355		$359,579	$784,597	$1,269,850	$816,720
Total expenses excluding interest expense and commitment fee	2.50%		2.68%		2.77%		2.37%	2.08%	1.83%	1.66%
Interest expense and commitment fee	0.43%		0.47%		0.61%		1.08%	1.47%	1.06%	1.04%
Waiver/reimbursement	—		—		—		(0.01)%	(0.02)%	—	(0.04)%
Net expenses including interest expense and commitment fee(g)	2.93%		3.15%		3.38%		3.44%	3.53%	2.89%	2.66%
Net investment income	2.89%		3.47%		2.79%		7.59%	7.78%	7.55%	7.28%
Portfolio turnover rate	21	%(d)	104%		57	%(d)	21%	22%	70%	61%

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Pyxis Floating Rate Opportunities Fund on June 13, 2011 (See Note 14).

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Represents less than $0.005 per share.

(c)	Total return is at net asset value assuming all distributions are reinvested and no CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
See accompanying Notes to Financial Statements. | 37

FINANCIAL HIGHLIGHTS
Pyxis Floating Rate Opportunities Fund, Class Z
Selected data for a share outstanding throughout each period is as follows:

	For the					For the Years Ended August 31,
	Six Months		For the	For the
	Ended		Year	Ten Months
	12/31/11		Ended	Ended
	(unaudited)		June 30, 2011*	June 30, 2010*		2009*	2008*	2007*	2006*
Net Asset Value, Beginning of Period	$6.96		$6.55	$5.97		$9.70	$11.75	$12.43	$12.19

Income from Investment Operations:
Net investment income(a)	0.12		0.29	0.20		0.54	0.94	1.04	1.00
Redemption fees added to paid-in capital(a)	—	(b)	—	—		—	—	—	—
Net realized and unrealized gain/(loss)(a)	(0.40)		0.46	0.58		(3.52)	(2.05)	(0.60)	0.22

Total from investment operations	(0.28)		0.75	0.78		(2.98)	(1.11)	0.44	1.22

Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.34)	(0.07)		(0.75)	(0.93)	(1.05)	(0.98)
From net realized gains	—		—	—		—	(0.01)	(0.07)	—
From return of capital	—		—	(0.13)		—	—	—	—

Total distributions declared to shareholders	(0.17)		(0.34)	(0.20)		(0.75)	(0.94)	(1.12)	(0.98)

Net Asset Value, End of Period	$6.51		$6.96	$6.55		$5.97	$9.70	$11.75	$12.43
Total return(c)	(4.20	)%(d)(e)	12.11%	13.20	%(d)	(30.12)%	(9.97)%	3.46%	10.47%

Ratios to Average Net Assets(f)/ Supplemental Data:
Net assets, end of period (000’s)	$25,371		$35,668	$41,785		$62,842	$170,147	$280,383	$161,996
Total expenses excluding interest expense and commitment fee	1.65%		1.83%	1.92%		1.52%	1.23%	0.98%	0.81%
Interest expense and commitment fee	0.43%		0.47%	0.61%		1.08%	1.47%	1.06%	1.04%
Waiver/reimbursement	—		—	—		(0.01)%	(0.02)%	—	(0.04)%
Net expenses including interest expense and commitment fee(g)	2.08%		2.30%	2.53%		2.59%	2.68%	2.04%	1.81%
Net investment income	3.74%		4.32%	3.64%		8.44%	8.63%	8.40%	8.13%
Portfolio turnover rate	21	%(d)	104%	57	%(d)	21%	22%	70%	61%

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Pyxis Floating Rate Opportunities Fund on June 13, 2011 (See Note 14).

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Represents less than $0.005 per share.

(c)	Total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	A late audit adjustment was made to net asset value, however, performance was not recalculated using the adjusted net asset value. Rather total return is calculated using the net asset value used for trading at the close of business.

(f)	All ratios for the period have been annualized, unless otherwise indicated.

(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
38 | See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2011	Pyxis Funds I
Note 1. Organization
Pyxis Funds I (formerly known as Highland Funds I) (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three separate portfolios, each of which is non-diversified: Pyxis Long/Short Equity Fund (formerly known as Highland Long/Short Equity Fund) (the “Long/Short Equity Fund”), Pyxis Long/Short Healthcare Fund (formerly known as Highland Long/Short Healthcare Fund) (the “Long/Short Healthcare Fund”) and Pyxis Floating Rate Opportunities Fund (formerly known as Highland Floating Rate Opportunities Fund) (the “Floating Rate Opportunities Fund”) (each a “Fund” and, collectively, the “Funds”). On March 22, 2010, the Board of Trustees approved a change in the fiscal year end of Long/Short Equity Fund and Long/Short Healthcare Fund from August 31 to June 30.
On June 13, 2011, the Floating Rate Opportunities Fund issued 62,989,733 shares and 50,429,439 shares in exchange for 62,989,733 shares of the Highland Floating Rate Advantage Fund (“Floating Rate Advantage Fund”) and 53,602,884 shares of the Highland Floating Rate Fund (“Floating Rate Fund”), respectively. The beginning net assets on such date of the Floating Rate Opportunities Fund, Floating Rate Advantage Fund and Floating Rate Fund were $0, $441,501,360 and $353,461,456, respectively (see Note 14).
Investment Objectives
The investment objectives of the Funds are as follows:
Long/Short Equity Fund. To seek consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.
Long/Short Healthcare Fund. To seek long-term capital appreciation.
Floating Rate Opportunities Fund. To provide a high level of current income consistent with preservation of capital.
Fund Shares
Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and, collectively, the “Shares”). The Funds currently offer Class A, Class C and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A and Class C Shares may be subject to a contingent deferred sales charge. Class Z Shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.
The Floating Rate Opportunities Fund does not sell Class B Shares to new and existing investors, except that existing Class B Share investors may still reinvest distributions in Class B Shares until such time as those shares are converted to Class A Shares. Class B Shares automatically convert to Class A Shares after eight years. At December 31, 2011, Highland Capital Management L.P. (the “Investment Adviser”) owned 9.46% of the total shares outstanding of the Long/Short Healthcare Fund.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments
In computing each Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined generally have the capability to provide appropriate pricing services and have been approved by the Trustees.
Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Funds’ net asset value materially affect the value of securities), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in
Semi-Annual Report | 39

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
which these securities are purchased and sold. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Fair Value Measurements:
The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
The fair value of the Funds’ common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
40 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of December 31, 2011 is as follows:

			Level 2 Other	Level 3
	Total Market	Level 1	Significant	Significant
	value at	Quoted	Observable	Unobservable
	12/31/11	Prices	Inputs	Inputs
Long/Short Equity Fund
Assets
Common Stocks*	$406,657,478	$406,657,478	$—	$—
Registered Investment Company	109,715,459	109,715,459	—	—
Purchased Options by Risk Category
Equity Price Risk	130,000	130,000	—	—

Total	$516,502,937	$516,502,937	$—	$—

Liabilities
Short Sales	$(160,330,571)	$(160,330,571)	$—	$—

Total	$(160,330,571)	$(160,330,571)	$—	$—

Long/Short Healthcare Fund
Assets
US Senior Loans	$800,000	$—	$—	$800,000
Common Stocks
Consumer Discretionary	1,930,389	1,930,389	—	—
Healthcare
Biotechnology	10,744,939	10,744,939	—	—
Healthcare Equipment	8,710,404	6,883,994	—	1,826,410
Healthcare Facilities	8,030,031	8,030,031	—	—
Healthcare Services	1,408,795	1,408,795	—	—
Healthcare Supplies	1,327,168	1,327,168	—	—
Life Sciences Tools & Services	2,241,276	2,241,276	—	—
Managed Healthcare	10,099,780	10,099,780	—	—
Pharmaceuticals	4,863,478	4,863,478	—	—
Industrials	1,543,050	1,543,050	—	—
Registered Investment Company	18,616,128	18,616,128	—	—
Purchased Options by Risk Category
Equity Price Risk	22,500	22,500	—	—
Warrants by Risk Category
Equity Price Risk	470,553	—	470,553	—

Total	$70,808,491	$67,711,528	$470,553	$2,626,410

Liabilities
Short Sales	$(35,488,899)	$(35,488,899)	$—	$—

Total	$(35,488,899)	$(35,488,899)	$—	$—

Floating Rate Opportunities Fund
Assets
Senior Loans	$633,006,960	$—	$433,455,427	$199,551,533
Asset Backed Securities	44,887,995	—	—	44,887,995
Corporate Notes and Bonds	42,468,270	—	42,468,270	—
Common Stocks
Aerospace	88,772	88,772	—	—
Broadcasting	49,698,300	—	—	49,698,300
Chemicals	95,365	—	—	95,365
Diversified Media	10,924,996	—	—	10,924,996
Energy	2,376,358	—	—	2,376,358
Gaming/Leisure	4,357,722	—	—	4,357,722
Healthcare	828,124	—	—	828,124
Housing	4,591,972	—	—	4,591,972
Metals/Minerals	1,533,390	—	—	1,533,390
Telecommunication	781,738	781,738	—	—
Utility	107,310	—	—	107,310
Other	2,805,975	—	—	2,805,975
Registered Investment Company	23,710,453	23,710,453	—	—
Warrants by Risk Category
Equity Price Risk	39,900	—	—	39,900
Other Financial Instruments
Forward Foreign Currency Contracts by
Risk Category
Foreign Exchange Contracts	5,064,341	—	5,064,341	—

Total	$827,367,941	$24,580,963	$480,988,038	$321,798,940

*	Please refer to the Investment Portfolio for industry breakout.
Semi-Annual Report | 41

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
The table below sets forth a summary of changes in the Long/Short Healthcare Fund’s and the Floating Rate Opportunities Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended December 31, 2011. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2011 or December 31, 2011.

				Net
	Balance			Amortization	Net	Net			Balance
	as of	Transfers	Transfers	(Accretion) of	Realized	Unrealized			as of
	June 30,	into	Out	Premium/	Gains/	Gains/	Net	Net	December 31,
	2010	Level 3	of Level 3	(Discount)	(Losses)	(Losses)	Purchase	(Sales)	2011
Long/Short Healthcare Fund
Common Stocks
Healthcare Equipment	$1,922,537	$—	$—	$—	$—	$(96,127)	$—	$—	$1,826,410
Warrants
Equity Price Risk	986,912	—	(362,121)	—	—	(624,791)	—	—	—
Debt
US Senior Loans	800,000	—	—	—	—	—	—	—	800,000

	$3,709,449	$—	$(362,121)	$—	$—	$(720,918)	$—	$—	$2,626,410

Floating Rate Opportunities Fund
Common Stocks
Broadcasting	$48,826,400	$—	$—	$—	$—	$871,900	$—	$—	$49,698,300
Chemicals	185,775	—	—	—	—	8,670	(99,080)	—	95,365
Diversified Media	54,133	10,870,863	—	—	—	—	—	—	10,924,996
Energy	2,516,144	—	—	—	—	(139,786)	—	—	2,376,358
Gaming/Leisure	11,415,175	—	—	—	—	(7,057,453)	—	—	4,357,722
Healthcare	2,070,310	—	—	—	—	(1,242,186)	—	—	828,124
Housing	264,299	—	—	—	—	(34,817,307)	39,144,980	—	4,591,972
Media/Telecommunications	11,289,060	—	(10,870,863)	—	—	(418,197)	—	—	—
Metals/Minerals		1,811,600	—	—	—	(278,210)	—	—	1,533,390
Utility	221,773	—	—	—	—	(114,463)	—	—	107,310
Other	—	—	—	—	—	(1,065,843)	3,871,818	—	2,805,975
Warrants
Equity Price Risk	39,200	—	—	—	—	700	—	—	39,900
Debt
Senior Loans	240,400,015	10,000,817	(33,768,910)	154,815	(23,373,935)	40,991,978	12,339,583	(47,192,830)	199,551,533
Asset-Backed Securities	50,772,130	—	—	—	—	(5,884,135)	—	—	44,887,995
Claims	—	—	—	—	—	(425,602)	425,602	—	—

	$369,866,014	$20,871,680	$(44,639,773)	$154,815	$(23,373,935)	$(9,569,934)	$55,682,903	$(47,192,830)	$321,798,940

For the six months ended December 31, 2011, total change in unrealized gain/(loss) on Level 3 securities at period-end and included in the change in net assets for Long/Short Healthcare Fund and Floating Rate Opportunities Fund were $(720,918) and $(64,567,415). The Funds present these unrealized gains on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended December 31, 2011, a net amount of $20,871,680 of the Floating Rate Opportunities Fund’s portfolio investments were transferred to Level 3 from Level 2 and a net amount of $44,639,773 of the Floating Rate Opportunities Fund’s portfolio investments were transferred to Level 2 from Level 3. Determination of fair values is uncertain because it involves
42 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
subjective judgments and estimates not easily substantiated by auditing procedures.
Security Transactions
Security transactions are accounted for on the trade date. Cost and gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.
Cash and Cash Equivalents
The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U. S. dollars on the date of the statement of assets and liabilities. At December 31, 2011, the Funds invested their cash in the Federated Prime Obligations Fund.
Short Sales
The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash on Long/Short Equity Fund’s and Long/Short Healthcare Fund’s Statement of Assets and Liabilities. Restricted cash in the amount of $72,000,000 is held with the broker for the Long/Short Equity Fund. Restricted cash in the amount of $164,317,367 for the Long/Short Equity Fund and $33,395,963 for the Long/Short Healthcare Fund is held in each Fund’s segregated account at The Bank of New York Mellon, the Funds’ custodian. Additionally, securities valued at $33,426,624 were posted in the Long/Short Healthcare Fund’s segregated accounts as collateral.
At December 31, 2011 the Floating Rate Opportunities Fund did not have any securities sold short.
Options
The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.
If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.
During the six months ended December 31, 2011, the Long/Short Equity Fund had written calls to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategy of the Fund.
During the six months ended December 31, 2011, the Long/Short Healthcare Fund had purchased options to provide leveraged long exposure to the underlying equity, which is consistent with the investment strategy of the Fund.
During the six months ended December 31, 2011, the Floating Rate Opportunities Fund did not hold any written or purchased options.
Credit Default Swaps
To the extent consistent with the Funds’ prospectus, the Funds may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller typically pays the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund receives income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event.
Credit default swaps involve greater risks than if the Funds had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks.
Semi-Annual Report | 43

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When a Fund acts as a seller of a credit default swap agreement it is exposed to many of the same risks of leverage as certain other leveraged transactions, since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. At December 31, 2011, the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund held no credit default swaps.
Foreign Currency
Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Floating Rate Opportunities Fund may enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is initiated. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Floating Rate Opportunities Fund because the forwards are not exchange traded and there is no clearinghouse to guarantee forwards against default. As of December 31, 2011, the open notional values of the Fund’s forward foreign currency contracts were EUR 28,731,000 and GBP 24,600,000 and during the six months ended December 31, 2011, the closed notional values were AUD 24,652,620, EUR 38,565,043 and GBP 27,916,822.
Financial Instruments
The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.
The fair value of derivative instruments on the Statement of Assets and Liabilities, have the following risk exposure at December 31, 2011.

	Fair Value
Risk Exposure	Asset Derivatives	Liability Derivatives
Long/Short Equity Fund
Equity Price Risk	$130,000	$—
Long/Short Healthcare Fund
Equity Price Risk	493,053	—
Floating Rate Opportunities Fund
Equity Price Risk	39,900	—
Foreign Exchange Risk	5,064,341	—
The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2011 was as follows:

			Net
	Net		Change in Unrealized
	Realized Gain (Loss)		Appreciation/(Depreciation)
Risk Exposure	on Derivatives		on Derivatives
Long/Short Equity Fund
Equity Price Risk	$4,526,489	(1)	$(377,504	)(3)
Credit Risk	(109,047	)(5)	—
Long/Short Healthcare Fund
Equity Price Risk	$(203,764	)(1)	$(490,091	)(3)
Floating Rate Opportunities Fund
Foreign Exchange Risk	$3,478,302	(2)	$3,469,306	(4)

(1)	Statement of Operations location: Net realized gain/(loss) on written options, and/or investments.

(2)	Statement of Operations location: Net realized gain/(loss) on foreign currency transactions.

(3)	Statement of Operations location: Net change in unrealized appreciation/ (depreciation) on investments.

(4)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on translation of Assets and Liabilities denominated in foreign currency and forward currency contracts.

(5)	Statement of Operations: Net realized gain/(loss) on credit default swaps.
Semi-Annual Report | 44

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
For the six months ended December 31, 2011, each Fund’s average volume of derivatives is as follows:

			Floating Rate
	Long/Short	Long/Short	Opportunities
Derivatives	Equity Fund	Healthcare Fund	Fund
Warrants (Units)	—	3,297,254	816,120
Purchased Options (Contracts)	1,833	567	—
Forward Contracts Sold (Appreciation)	—	—	$3,897,461
Swaps (Depreciation)	$(13,512)	—	—
Income Recognition
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.
Determination of Class Net Asset Values
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of each Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.
U.S. Federal Income Tax Status
Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Distributions to Shareholders
The Funds intend to pay distributions from net investment income, if any, on a monthly basis. The Funds intend to pay net realized capital gains, if any, on an annual basis.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within each Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, and does not include cash posted as collateral in the segregated account or with the broker-dealers.
Note 3. U.S. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the year ended June 30, 2011, the ten months ended June 30, 2010 and the year ended August 31, 2009 were as follows:

		Distributions
		paid from:	Distributions
	Ordinary	Long-Term	in
Fund	Income*	Capital Gains	Excess
Long/Short Equity Fund
2011	$9,979,551	$—	$—
2010	1,326,019	84,619	—
2009	—	—	17,550
Long/Short Healthcare Fund
2011	485,727	194,575	—
2010	—	—	—
2009	73,499	—	—
Floating Rate Opportunities Fund
2011	—	—	—

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
As of June 30, 2011, the Funds’ tax year end, the components of distributable earnings on a tax basis were as follows:

	Accumulated			Net
	Capital and	Undistributed	Undistributed	Unrealized
	Other	Ordinary	Long-Term	Appreciation/
Fund	Losses	Income	Capital Gains	(Depreciation)*
Long/Short Equity Fund	$(207,390)	$3,683,172	$—	$8,015,130
Long/Short Healthcare Fund	(151,049)	4,602,854	—	2,372,607
Floating Rate Opportunities Fund	(839,272,295)	—	—	(571,980,919)
Semi-Annual Report | 45

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale, premium amortization, and other adjustments.
For the year ended June 30, 2011, The Floating Rate Opportunity Fund had capital loss carryforwards, which will expire in the indicated years:

	Capital Loss		Expiration
	Carryforwards		Date
	$8,394,093	*	2015
	232,159,979	*	2016
	450,912,670	*	2017
	143,999,490	*	2018
	3,806,063	*	N/A	**

Total	$839,272,295

*	These capital loss carryforward amounts were acquired in the reorganizations (see Note 14) and are available to offset future capital gains of Floating Rate Opportunities Fund. Floating Rate Opportunities Fund ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations. $247,206,307 in losses were written off due to limitations.

**	On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.
For the year ended June 30, 2011 there were no capital loss carryforwards for the Long/Short Equity Fund and the Long/Short Healthcare Fund.
Unrealized appreciation and depreciation at December 31, 2011, based on cost of investments for U.S. federal income tax purposes, was:

			Net
	Gross	Gross	Appreciation/
Fund	Appreciation	Depreciation	(Depreciation)*	Cost
Long/Short Equity Fund	$11,970,552	$(5,874,672)	$6,095,880	$510,407,057
Long/Short Healthcare Fund	3,971,674	(3,870,010)	101,664	70,706,827
Floating Rate Opportunities Fund	20,072,052	(625,637,952)	(605,565,900)	1,427,869,500

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale, premium amortization, and other adjustments
Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees
Investment Advisory Fees and Subadvisory Fees
Effective January 9, 2012, the Funds’ Investment Adviser, Highland Funds Asset Management, L.P., changed its name to Pyxis Capital, L.P. Prior to December 15, 2011, the Funds’ Investment Adviser was Highland Capital Management, L.P. The Investment Adviser receives from the Long/Short Equity Fund and the Long/Short Healthcare Fund monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of each Fund, at the annual rate of 2.25% and 1.00%, respectively.
The Long/Short Healthcare Fund and the Investment Adviser have entered into a sub-advisory agreement with Cummings Bay Capital Management, L.P. The Fund pays sub-advisory fees to Cummings Bay Capital Management, L.P. at an annual rate of 0.50% of the Average Daily Managed Assets of the Fund.
The Investment Adviser receives from the Floating Rate Opportunities Fund monthly investment advisory fees, computed and accrued daily, based on an annual rate of 0.65% of the Fund’s Average Daily Managed Assets for the first $1 billion, 0.60% of the Fund’s Average Daily Managed Assets for the next $1 billion and 0.55% of the Fund’s Average Daily Managed Assets over $2 billion.
“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).
Administration Fees
The Investment Adviser provides administrative services to each Fund. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund’s Average Daily managed net assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). The Investment Adviser pays BNY Mellon directly for these sub-administration services.
Service and Distribution Fees
BNY Mellon Distributors LLC, formerly known as BNY Mellon Distributors Inc. (the “Underwriter”), serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. For the period ended December 31, 2011, the Underwriter received $20,722, $29,050 and $320 of front end sales charges for Class A Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund, respectively. The Underwriter also received $7,588, $3,922 and $1,639 of CDSC for Class C Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund, respectively.
The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Class A Shares, Class B Shares
46 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
and Class C Shares of the Funds, which requires the payment of a monthly fee to the Underwriter at an annual rate of the average daily net assets of each class as follows:

	Class A	Class B	Class C
Fund	Shares	Shares	Shares
Long/Short Equity Fund	0.35%	n/a	1.00%
Long/Short Healthcare Fund	0.35%	n/a	1.00%
Floating Rate Opportunities	0.35%	0.70%	0.85%
For the six months ended December 31, 2011, the Distribution and Service fees, which are included on the Statement of Operations for each class, were as follows:

	Long/Short	Long/Short	Floating Rate
	Equity	Healthcare	Opportunities
Fund	Fund	Fund	Fund
Fees:
Class A	$452,383	$68,619	$411,767
Class B	—	—	49,191
Class C	344,647	41,163	1,623,921
Expense Limits and Fee Reimbursements
For the Long/Short Equity Fund, the Investment Adviser voluntarily has agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets. This waiver may be terminated at any time by the Investment Adviser on fourteen days written notice to shareholders.
For the Long/Short Healthcare Fund, the Investment Adviser voluntarily has agreed to waive all of its advisory fee and 0.19% of its administration fee. The waiver may be terminated at any time by the Investment Adviser upon seven days’ written notice to shareholders. Effective November 1, 2011, the Investment Adviser has discontinued the waivers.
For the six months ended December 31, 2011 the Investment Adviser waived $3,508,674 and $190,829 for the Long/Short Equity Fund and the Long/Short Healthcare Fund, respectively, and the administrator waived $36,257 for the Long/Short Healthcare Fund.
Fees Paid to Officers and Trustees
Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Pyxis Fund Complex based on relative net assets. The “Pyxis Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the date of this report.
The Funds pay no compensation to their one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.
Note 5. Redemption Fees
The Funds impose a 2.00% redemption fee on all Class A, Class B, Class C and Class Z Shares that are redeemed or exchanged within two months or less after the date of purchase, unless otherwise waived by a Fund. The fee is calculated based on the shares’ aggregate net asset value on the date of redemption, is allocated back to each class based on relative net assets and is deducted from the redemption proceeds on the Statement of Changes in Net Assets. The redemption fee is not a sales charge and is retained by the Funds. For the six months ended December 31, 2011, the Funds had collected the following redemption fees:

		Redemption Fee Amount
Fund	Class A	Class B	Class C	Class Z
Long/Short Equity Fund	$27,637	$—	$7,369	$25,013
Long/Short Healthcare Fund	18,697	—	4,227	8,146
Floating Rate Opportunities Fund	1,313	81	2,146	171
Note 6. Portfolio Information
For the six months ended December 31, 2011, the cost of purchases and the proceeds from sales of the Funds’ portfolio securities (excluding short-term investments) amounted to the following:

	Purchases		Sales
	U.S.		U.S.
Fund	Government*	Other	Government*	Other
Long/Short Equity Fund	$—	$1,320,878,366	$—	$1,261,071,765
Long/Short Healthcare Fund	—	341,544,410	—	320,135,483
Floating Rate Opportunities Fund	—	175,846,824	—	216,912,486

*	The Funds did not have any purchases or sales of U.S. Government Securities for the six months ended December 31, 2011.
Note 7. Periodic Repurchase Offers
Prior to the Reorganization (see Note 14), the predecessor fund to the Floating Rate Opportunities Fund (the “Predecessor Fund”) had adopted a policy to offer each fiscal quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at the Predecessor Fund’s NAV (“Repurchase Offers”). Repurchase Offers were scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August and November.
For the year ended June, 2011, there were four Repurchase Offers. In each of the August 2010, November 2010, February 2011 and May 2011 Repurchase Offers, the Fund offered to repurchase 9.0% of its outstanding shares. In the August 2010, November 2010, February 2011 and May 2011 Repurchase Offers, 9.0%, 10.5%, 9.6% and 6.9% respectively, of shares outstanding were repurchased. In connection with
Semi-Annual Report | 47

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
each Repurchase Offer, the Fund repurchased an additional 0.0%, 1.5%, 1.4% and 0.0%, respectively, of the shares outstanding on the Repurchase Request Deadline to accommodate the shareholder repurchase requests. Repurchase Offers for the year ended June 30, 2011 are included in the Share Transactions in the Statement of Changes in Net Assets.
Note 8. Securities Lending
Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policies, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of December 31, 2011, the market values of securities loaned by the Long/Short Equity Fund and the Long/Short Healthcare Fund were $27,398,115 and $256,448, respectively. The loaned securities on the Long/Short Equity Fund and the Long/Short Healthcare Fund were secured by cash collateral of $28,159,905 and $253,408, respectively, which was invested in the Federated Prime-Obligations Fund.
Note 9. Credit Agreement
Effective June 13, 2011, as part of the Reorganization (see Note 14), Pyxis Floating Rate Opportunities Fund entered into a $225,000,0000 credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company. On October 31, 2011, the Credit Agreement was amended, increasing the commitment from $225 million to $300 million. At December 31, 2011, Pyxis Floating Rate Opportunities Fund had borrowings under the Credit Agreement of $235,000,000, secured by substantially all of the assets in the portfolio, including cash and cash equivalents. Interest is charged at a rate equal to the adjusted LIBOR plus 1.25% per annum based on the outstanding borrowings. In addition, a commitment fee on the unutilized commitment amount of 0.15% per annum is charged. Included in the Statement of Operations is $1,390,235 of interest expense related to the Credit Agreement and $34,646 of Commitment fees in the Statement of Operations.
The average daily loan balance was $192,445,652 at a weighted average interest rate of 1.41%, excluding any commitment fee, for the six months ended December 31, 2011. As of December 31, 2011, the fair value of the outstanding Credit Agreement was estimated to be $235,935,145. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 1 year risk free rate.
The Floating Rate Opportunities Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the New Credit Agreement, as amended, and the Fund is required to maintain 300% asset coverage under Section 18(a) of the 1940 Act. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Floating Rate Opportunities Fund’s debt outstanding and asset coverage was as follows:

		% of Asset
		Coverage
	Total Amount	of
Date	Outstanding	Indebtedness
12/31/2011	$235,000,000	347.7%
06/30/2011	135,000,000	659.9
06/30/2010	115,000,000	606.0
08/31/2009	181,000,000	465.8
08/31/2008	511,000,000	409.3
08/31/2007	960,000,000	400.5
08/31/2006	335,000,000	729.2
Note 10. Unfunded Loan Commitments
As of December 31, 2011, the Floating Rate Opportunities Fund had unfunded loan commitments of $9,453,585, which could be extended at the option of the borrower, as detailed below:

Unfunded
Loan
Borrower	Commitment
Broadstripe, LLC	$4,695,578
LLV Holdco, LLC	2,758,007
Sorenson Communications	2,000,000

$9,453,585

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of December 31, 2011, the Floating Rate Opportunities Fund recognized net discount and unrealized depreciation on unfunded transactions of $486,221. The net change in unrealized appreciation on unfunded transactions of $88,951 is recorded in the Statement of Operations.
48 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
Note 11. Affiliated Issuers
Under Section 2 (a) (3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Long/Short Healthcare Fund held at least five percent of the outstanding voting securities of the following company during the period ended December 31, 2011:

	Par Value at	Shares at	Market Value
	December 31,	December 31,	June 30,	December 31,	Affiliated
Issuer	2011	2011	2011	2011	Income	Purchases	Sales
CNS response, Inc.
(Senior Loans)	$400,000	—	$—	$400,000	$18,400	$—	$—
CNS response, Inc.
(Senior Loans)	400,000	—	—	400,000	18,400	—	—
CNS response, Inc.
(Common Stock)	—	680,950	—	68,095	—	90,750	—
CNS response, Inc.
(Warrants)	—	2,000,000	—	60,000	—	—	—
CNS response, Inc.
(Warrants)	—	2,000,000	—	60,000	—	—	—
Genesys Ventures IA, L.P.
(Common Stock)	—	1,068,076	1,922,537	1,826,410	—	—	—
MediciNova, Inc.
(Common Stock)	—	721,553	—	1,241,071	—	1,361,503	—
MediciNova, Inc.
(Warrants)	—	121,816	—	66,999	—	—	—

	$800,000	6,592,395	$1,922,537	$4,122,575	$36,800	$1,452,253	$—

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting stock of the following companies as of December 31, 2011:

	Par Value at	Shares at	Market Value
	December 31,	December 31,	June 30,	December 31,	Affiliated
Issuer	2011	2011	2011	2011	Income	Purchases	Sales
CCS Medical, Inc.
(Senior Loans)	$42,470,754	—	$34,139,565	$29,814,794	$—	$—	$155,274
CCS Medical, Inc.
(Common Stocks)	—	207,031	2,070,310	828,124	—	—	—
ComCorp Broad
Casting, Inc.
(Senior Loans)*	5,978,236	—	5,590,846	5,642,857	9,245	—	—
Communications
Corp. of America
(Common Stocks)	—	304,726	—	—	—	—	—
LLV, Holdco, LLC
(Senior Loans)	8,993,060	—	5,391,280	8,903,129	2,897	3,558,122	—
LLV, Holdco, LLC
(Common Stocks)	—	34,992	10,222,514	3,455,266	—	—	—
LLV, Holdco, LLC
(Warrants)	—	13,941	—	—	—	—	—
Young Broadcasting, Inc.
(Senior Loans)	—	—	10,580,622	—	—	—	—
Young Broadcasting, Inc.
(Common Stocks)	—	17,438	48,826,400	49,698,300	—	—	—
Young Broadcasting, Inc.
(Warrants)	—	14	39,200	39,900	—	—	—

	$57,442,050	578,142	$116,860,737	$98,382,370	$12,142	$3,558,122	$155,274

*	Company is a wholly owned subsidiary of Communications Corp. of America.
Note 12. Indemnification
The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Semi-Annual Report | 49

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
Note 13. Disclosure of Significant Risks and Contingencies
Counterparty Credit Risk
Counterparty credit risk is the potential loss a Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss a Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because a Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, a Fund may be exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, a Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.
Regulatory Risk
Recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Funds’ ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Funds as well as the Funds’ ability to pursue its investment objective through the use of such instruments.
Non-Diversification Risk
Due to the nature of each Fund’s investment strategy and its non-diversified status, it is possible that a material amount of a Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of a Fund’s portfolios in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.
Hedging Transactions Risk
Each Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.
Illiquid and Restricted Securities Risk
Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased.
Short Selling Risk
Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
Options Risk
There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.
When a Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.
When a Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of
50 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.
Non-Payment Risk
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the NAV of the Fund.
Credit Risk
The Floating Rate Opportunities Fund invests all or substantially all of its assets in Senior Loans of other securities that are rated below investment grade and unrated Senior Loans of comparable quality. Investments rated below investment grade are commonly referred to as “high yield securities” or “junk securities”. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Fund did not make such investments.
Leverage Risk
Each of the Funds may use leverage in their investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.
Currency Risk
A portion of the Floating Rate Opportunities Fund assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
Non-U.S. Securities Risk
Each of the Funds may invest in non-U.S. securities. Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in foreign exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; much greater price volatility and illiquidity of certain non-U.S. securities markets; different trading and settlement practices; less governmental supervision; changes in currency exchange rates; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.
Forward Currency Contracts Risk
The Floating Rate Opportunities Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. Forwards involve counterparty credit risk to the Fund because forwards are not exchange traded and there is no clearinghouse to guarantee the forwards against default.
Industry Concentration Risk
The Long/Short Healthcare Fund has a policy of investing primarily in securities issued by healthcare companies, which makes the Fund susceptible to economic, political or regulatory risks or other occurrences associated with the healthcare industry.
Note 14. Reorganization of Highland Floating Rate Fund and Highland Floating Rate Advantage Fund into Highland Floating Rate Opportunities Fund
On February 21, 2011, the Board of Trustees approved an agreement and plan of reorganization (the “Agreement”) which provided for the transfer of all of the assets and liabilities of the Floating Rate Advantage Fund and the Floating Rate Fund (collectively, the “Acquired Funds”) into the Floating Rate Opportunities Fund (the “Reorganization”). The Floating Rate Opportunities Fund was created in anticipation of the Reorganization. Shareholders of each of the Acquired Funds approved the Reorganization at a joint meeting held on May 23, 2011. The primary purpose of the Reorganization was to provide greater liquidity to the
Semi-Annual Report | 51

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
shareholders of the Acquired Funds. The tax-free Reorganization was completed on June 13, 2011. The cost of the reorganization was $641,470, of which 57% and 43% was paid by the Floating Rate Advantage Fund and the Floating Rate Fund, respectively. For financial reporting purposes, assets received and shares issued by the Floating Rate Opportunities Fund were recorded at fair value; however, for tax purposes, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Floating Rate Opportunities Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Using the facts and circumstances of the Reorganization, it was determined that the Floating Rate Advantage Fund would be the accounting survivor. The financial statements and historical information contained in the Financial Highlights and footnotes for Floating Rate Opportunities Fund reflect this determination.
The shares outstanding and net assets for each Share class of the Floating Rate Advantage Fund immediately before the Reorganization were:

Highland Floating	Net	Shares	Conversion
Rate Advantage Fund	Assets	Outstanding	Ratio
Class A	$152,005,518	21,683,600	1.0000
Class B	10,590,972	1,511,544	1.0000
Class C	260,755,064	37,203,278	1.0000
Class Z	18,149,806	2,591,311	1.0000
The shares outstanding for each Share class of the Floating Rate Fund immediately before the Reorganization and shares of the Floating Rate Opportunities Fund issued to Floating Rate Fund shareholders were:

Merged Fund		Highland
Highland		Floating Rate
Floating	Shares	Opportunities	Shares	Net Asset	Conversion
Rate Fund	Exchanged	Fund	Issued	Value	Ratio
Class A	18,720,164	Class A	17,615,566	$7.01	0.9410
Class B	1,354,869	Class B	1,273,780	$7.01	0.9402
Class C	30,496,942	Class C	28,687,427	$7.01	0.9407
Class Z	3,030,909	Class Z	2,852,666	$7.00	0.9412
The net assets and net unrealized appreciation/(depreciation) of Floating Rate Fund and Floating Rate Opportunities Fund immediately before the Reorganization were:

Merged Fund
Highland		Unrealized
Floating	Shares	Appreciation	Acquiring	Net Asset
Rate Fund	Exchanged	(Depreciation)	Fund	Value
Highland
Highland			Floating Rate
Floating			Opportunities
Rate Fund	353,461,456	$233,892,251	Fund	$441,501,360
The net assets and shares outstanding of the Floating Rate Opportunities Fund upon the completion of the Reorganization were:

Highland Floating	Net	Shares
Rate Opportunities Fund	Assets	Outstanding
Class A	$275,493,444	39,299,166
Class B	19,516,010	2,785,324
Class C	461,823,197	65,890,705
Class Z	38,130,164	5,443,977
Assuming the reorganization had been completed on July 1, 2010 the Floating Rate Opportunities Fund results of operations for the year ended June 30, 2011 would have been as follows:

Net investment income (loss)	$33,880,318
Net realized and unrealized gain (loss) on investments	$(178,621,241)
Net increase (decrease) in assets from operations	$(144,364,864)
Because the combined investment portfolios have been managed as a single portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Floating Rate Fund that have been included in the Floating Rate Opportunities Fund’s statement of operations since June 13, 2011.
Note 15: Legal Matters
Matters Relating to the Floating Rate Opportunities Fund’s (“FRO”) Investment in Broadstripe, LLC.
FRO, the Adviser, other accounts managed by the Adviser, and an unaffiliated investment manager are defendants in a lawsuit filed in Delaware Superior Court on November 17, 2008 (and subsequently amended to include FRO as a party) by WaveDivision Holdings, LLC (“Wave”) and an affiliate, alleging causes of action stemming from the plaintiffs’ 2006 agreements with Millennium Digital Media Systems, LLC (“Millennium”) (now known as Broadstripe, LLC), pursuant to which Millennium had agreed, subject to certain conditions, to sell certain cable television systems to the plaintiffs. During the relevant period, FRO and other defendants managed by the Adviser held debt obligations of Millennium. As of December 31, 2010, FRO attributed total value to FRO’s investment in the Millennium revolving credit agreement and term loan, each of which is secured by a first lien, of an aggregate of approximately $17.9 million. The complaint alleges that the Adviser and an unaffiliated investment manager caused Millennium to terminate the contracts to sell the cable systems to the plaintiffs. The amended complaint seeks compensatory and punitive damages in an unspecified amount to be presented at trial, thus, FRO cannot predict the amount of a judgment, if any.
On October 31, 2011, the Court granted summary judgment dismissing claims against all defendants, including FRO and the Advisor, on the grounds that (1) the Wave would have suffered financial loss if it had consummated the transaction,
52 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2011	Pyxis Funds I
and (2) FRO was permitted to vote to terminate the transaction because FRO was acting in its legitimate self-interest. Wave filed an appeal. Briefing is due to be completed by the beginning of March, at which point a hearing will be set for oral arguments.
Matters Relating to FRO’s Investment in TOUSA, Inc.
FRO is one of numerous defendants (“Lenders”) that have been named in an adversary proceeding pending in the Bankruptcy Court of the Southern District of Florida (the “Court”). The action, entitled In re Tousa Inc., et al., was filed on July 15, 2008, by the Official Committee of Unsecured Creditors of TOUSA, Inc. and its affiliates (the “Plaintiff ”), which are home building companies to which the Lenders loaned money through different lending facilities. Plaintiff alleges that monies used to repay the Lenders should be voided as fraudulent and preferential transfers under the bankruptcy laws. More specifically, Plaintiff alleges that subsidiaries of the home building companies were forced to become co-borrowers and guarantors of the monies used to repay the Lenders, and that the subsidiaries did not receive fair consideration or reasonably equivalent value when they transferred the proceeds to repay the Lenders. Plaintiff seeks to void the transfers and other equitable relief. FRO and other Funds and accounts managed by the Investment Adviser and the other Lenders are named as defendants in two separate lending capacities; first, as lenders in a credit agreement (the “Credit Lenders”); and second, as lenders in a term loan (the “Term Loan Lenders”). The case went to trial,which concluded in August 2009. On October 13, 2009, the Bankruptcy Court ruled for the Plaintiff in the action and ordered the Defendants to return the proceeds received from the pay-off of the term loan at par on July 31, 2007. The proceeds received by FRO totaled $4,000,000. Additionally, the court ordered the Defendants to pay simple interest on the amount returned at an annual rate of 9%. In November 2009, FRO and other Defendants filed appealed the decision from the Bankruptcy Court to the District Court. On December 22, 2009, FRO posted $5,310,479 (“Security”) with the Court. This amount is recorded in the Statement of Assets and Liabilities and the Statement of Operations. On February 11, 2011, the District Court entered an order quashing all liability of the Lenders and declaring the remedies against the Lenders null and void. Plaintiff subsequently appealed to the Eleventh Circuit Court of Appeals, with oral arguments scheduled for March 21, 2012. FRO’s posted Security will be released upon a final appellate ruling.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:
The Bank of New York Mellon Corporation (“BNY Mellon”) recently announced that it has agreed to sell BNY Mellon Distributors LLC and its four subsidiaries (“Distributor”) to Foreside Distributors, a subsidiary of Foreside Financial Group (the “Transaction”). Subject to any necessary approvals, the Transaction is anticipated to close in the first half of 2012. Upon the closing of the Transaction, Distributor will become an indirect, wholly owned subsidiary of Foreside Financial Group, and it is anticipated will be named Foreside Funds Distributors LLC.
Semi-Annual Report | 53

ADDITIONAL INFORMATION (unaudited)

December 31, 2011	Pyxis Funds I
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.
Disclosure of Fund Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2011 through December 31, 2011, unless otherwise indicated.
This table illustrates your Fund’s costs in two ways:
Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
54 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2011	Pyxis Funds I

	Beginning	Ending
	Account	Account	Annualized	Annualized	Expenses	Expenses	Actual
	Value	Value	Expense	Expense	Paid During	Paid During	Returns
	06/30/11	12/31/11	Ratio(1)	Ratio(2)	the Period(3)	the Period(4)	for Period
Pyxis Long/Short Equity Fund
Actual Fund Return
Class A	$1,000.00	$979.70	2.28%	1.82%	$11.38	$9.08	-2.03%
Class C	1,000.00	975.50	2.93%	2.47%	14.59	12.30	-2.45%
Class Z	1,000.00	980.00	1.93%	1.47%	9.63	7.34	-2.00%

Hypothetical
Class A	$1,000.00	$1,013.49	2.28%	1.82%	$11.38	$9.10	5.00%
Class C	1,000.00	1,010.26	2.93%	2.47%	14.60	12.33	5.00%
Class Z	1,000.00	1,015.22	1.93%	1.47%	9.64	7.35	5.00%

Pyxis Long/Short Healthcare Fund
Actual Fund Return
Class A	$1,000.00	$919.90	2.20%	1.30%	$10.66	$6.29	-8.01%
Class C	1,000.00	915.70	2.85%	1.95%	13.78	9.42	-8.43%
Class Z	1,000.00	922.00	1.85%	0.95%	8.98	4.60	-7.80%

Hypothetical
Class A	$1,000.00	$1,013.87	2.20%	1.30%	$11.00	$6.51	5.00%
Class C	1,000.00	1,010.64	2.85%	1.95%	14.23	9.74	5.00%
Class Z	1,000.00	1,015.60	1.85%	0.95%	9.26	4.76	5.00%

Pyxis Floating Rate Opportunities Fund
Actual Fund Return
Class A	$1,000.00	$957.70	2.43%	2.00%	$11.99	$9.87	-4.23%
Class B	1,000.00	956.00	2.78%	2.35%	13.71	11.59	-4.40%
Class C	1,000.00	955.30	2.93%	2.50%	14.44	12.32	-4.47%
Class Z	1,000.00	958.00	2.08%	1.65%	10.27	8.14	-4.20%

Hypothetical
Class A	$1,000.00	$1,012.74	2.43%	2.00%	$12.13	$9.99	5.00%
Class B	1,000.00	1,011.01	2.78%	2.35%	13.86	11.73	5.00%
Class C	1,000.00	1,010.26	2.93%	2.50%	14.60	12.47	5.00%
Class Z	1,000.00	1,014.48	2.08%	1.65%	10.39	8.25	5.00%

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses, including dividends on short positions and interest expenses, if any.

(2)	Annualized, based on the Fund’s most recent fiscal half-year expenses, excluding dividends on short positions and interest expense, if any.

(3)	Expenses are equal to the Fund’s annualized expense ratio including interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by the number of days in the fiscal half-year, then divided by 366.

(4)	Expenses are equal to the Fund’s annualized expense ratio excluding interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by the number of days in the fiscal half-year, then divided by 366.
Approval of Investment Advisory Agreement
The Long/Short Equity Fund (for the purposes of this section, the “Fund”) has retained the Investment Adviser to manage its assets pursuant to an Investment Advisory Agreement with the Investment Adviser (the “Advisory Agreement”). The Advisory Agreement has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). Following an initial term of two years, the Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.
The Board of Trustees, including the Independent Trustees, approved the Advisory Agreement at a meeting held on December 2, 2011. As part of its review process, the Board of Trustees requested, through Fund counsel and its independent legal counsel, and received from the Investment Adviser written and oral information including: (i) information confirming the financial soundness of the Investment Adviser and on the general profitability of the Advisory Agreement; (ii) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (iii) information on the internal compliance procedures of the Investment Adviser; (iv) information showing how the Fund’s fees and expected operating expenses compare to those of (a) other registered and private investment funds that follow investment strategies and objectives similar to those of the Fund and having a similar asset size, and (b)
Semi-Annual Report | 55

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2011	Pyxis Funds I
other private and registered pooled investment vehicles or accounts managed by the Investment Adviser, as well as performance of such vehicles and accounts; (v) information comparing the services provided to the Fund by the Investment Adviser versus those provided to the Investment Adviser’s other institutional and hedge fund clients; (vi) information regarding brokerage and portfolio transactions; and (vii) information on any legal proceedings or regulatory audits or investigations affecting the Fund, the Investment Adviser or its affiliates. The Trustees reviewed the detailed information provided by the Investment Adviser and other relevant information and factors with independent legal counsel.
The Trustees’ conclusions as to the continuation of the Advisory Agreement were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. The fee arrangements for the Fund are the result of review and discussion between the Independent Trustees and the Investment Adviser since the Fund’s inception. Certain aspects of such arrangements may receive greater scrutiny in some years than in others, and the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
On December 15, 2011, the Board approved the novation of the Advisory Agreement from Highland Capital Management, L.P. to Highland Funds Asset Management, L.P. (the “Novation”). In reviewing the Novation, the Board determined HFAM would provide the same services and the same level of service as HCMLP.
The Nature, Extent, and Quality of the Services Provided by the Investment Adviser
The Trustees considered the portfolio management services provided by the Investment Adviser and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. They also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Trustees concluded that the Investment Adviser has the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement and that the nature and quality of such advisory services are satisfactory.
The Investment Adviser’s Historical Performance in Managing the Fund
The Trustees reviewed the Investment Adviser’s historical performance in managing the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. The Trustees discussed relative performance and contrasted (i) the performance of the Fund versus that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund, the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index and the S&P 500 Index. After reviewing these and related factors, the Trustees concluded that they were satisfied with the Investment Adviser’s responses and efforts relating to performance.
The Costs of the Services to be Provided by the Investment Adviser and the Profits Realized by the Investment Adviser and its Affiliates from the Relationship with the Fund
The Trustees also gave substantial consideration to the fees payable under the Advisory Agreement, including: (i) the annual fee as a portion of the Fund’s Average Daily Managed Assets; (ii) the expenses the Investment Adviser incurs in providing advisory services; (iii) the profitability to the Investment Adviser of the Fund as compared to the profitability of other funds managed by the Investment Adviser; (iv) a comparison of the fees payable to the Investment Adviser under the Advisory Agreement to fees payable to (a) other investment advisers serving other registered investment companies that follow investment strategies similar to those of the Fund and (b) the Investment Adviser by other funds managed by the Investment Adviser. After reviewing these and related factors, the Trustees determined that the fees payable to the Investment Adviser under the Advisory Agreement represent reasonable compensation in light of the services being provided by the Investment Adviser to the Fund.
The Extent to which Economies of Scale would be Realized as the Fund Grows and Whether Fee Levels Reflect these Economies of Scale for the Benefit of Shareholders
The Trustees considered the asset level of the Fund, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structure is reasonable and appropriate and, in view of the Fund’s net assets, the sharing of economies of scale is not particularly relevant. Following a further discussion of the factors deemed material, including those described above, and the merits of the Advisory Agreement and its various provisions, the Trustees, including all of the Independent Trustees, determined that the
56 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2011	Pyxis Funds I
Advisory Agreement, including the advisory fee paid to the Investment Adviser under the Advisory Agreement, are fair and reasonable to the Fund and approved the continuation, for a period of one year commencing December 31, 2011, of the Advisory Agreement.
Semi-Annual Report | 57

IMPORTANT INFORMATION ABOUT THIS REPORT
Investment Adviser
Pyxis Capital, L.P.
200 Crescent Tower, Suite 700
Dallas, TX 75201
Subadviser
(for Pyxis Long/Short Healthcare Fund)
Cummings Bay Capital Management, L.P.
200 Crescent Tower, Suite 700
Dallas, TX 75201
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581
Underwriter
BNY Mellon Distributors LLC
760 Moore Road
King of Prussia, PA 19406
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201
Fund Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
This report has been prepared for shareholders of Pyxis Long/Short Equity Fund, Pyxis Long/Short Healthcare Fund and Pyxis Floating Rate Opportunities Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.pyxisais.com.
The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.
58 | Semi-Annual Report

THIS PAGE LEFT BLANK INTENTIONALLY.

THIS PAGE LEFT BLANK INTENTIONALLY.

4400 Computer Drive
Westborough, MA 01581-1722

Pyxis Funds I	Semi-Annual Report, December 31, 2011

www.pyxisais.com	HLC-PFI-SEMI-12/11

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)               Pyxis Funds I (formerly, Highland Funds I)

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date	3/8/12
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date	3/8/12

By (Signature and Title)*	/s/ Brian Mitts Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)

Date	3/8/12

*	Print the name and title of each signing officer under his or her signature.